                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

STRATEGIC ALLOCATION FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2008


RIVERSOURCE STRATEGIC ALLOCATION
FUND SEEKS TO PROVIDE SHAREHOLDERS
MAXIMUM TOTAL RETURN THROUGH A
COMBINATION OF GROWTH OF CAPITAL
AND CURRENT INCOME.

                                               (ADVICE-BUILT(SM) SOLUTIONS ICON)

TABLE OF CONTENTS
----------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     16

Portfolio of Investments............     19

Financial Statements................     41

Notes to Financial Statements.......     47

Proxy Voting........................     68

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE
--------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Strategic Allocation Fund (the Fund) declined 11.34% (Class A shares, excluding sales charge) for the six months ended March 31, 2008.

> The Fund outperformed the 12.46% decrease of the broad-based S&P 500 Index
  (S&P 500), an unmanaged group of large company stocks, but underperformed the 5.23% increase of the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

> The Fund also underperformed the Lipper Flexible Portfolio Funds Index, representing the Fund's peer group, which fell 5.34%.

> The Blended Index, which is composed of 60% S&P 500 Index and 40% Lehman
  Index, declined 5.64% during the same time period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2008)
--------------------------------------------------------------------------------

                            6 months*  1 year  3 years  5 years  10 years
------------------------------------------------------------------------------
RiverSource Strategic
  Allocation Fund Class A
  (excluding sales charge)    -11.34%  -4.74%   +7.07%  +10.91%    +3.77%
------------------------------------------------------------------------------
S&P 500 Index(1)
  (unmanaged)                 -12.46%  -5.08%   +5.85%  +11.32%    +3.50%
------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index(2)
  (unmanaged)                  +5.23%  +7.67%   +5.48%   +4.58%    +6.04%
------------------------------------------------------------------------------
Blended Index(3)
  (unmanaged)                  -5.64%  +0.03%   +5.82%   +8.71%    +4.83%
------------------------------------------------------------------------------
Lipper Flexible Portfolio
  Funds Index(4)               -5.34%  +2.16%   +8.17%  +11.39%    +4.48%

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Blended Index consists of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

(4) The Lipper Flexible Portfolio Funds Index includes the 30 largest flexible portfolio funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  3

-----------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
         X                 MEDIUM        SIZE
         X                 SMALL



          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
         X                 MEDIUM        SIZE
         X                 SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                                                  Net Fund and
                                                 Acquired Fund
                       Total   Net Expenses   (Underlying Fund)(a)
----------------------------------------------------------------------
Class A                1.12%      1.12%              1.13%
----------------------------------------------------------------------
Class B                1.88%      1.88%              1.89%
----------------------------------------------------------------------
Class C                1.88%      1.88%              1.89%
----------------------------------------------------------------------
Class I                0.73%      0.73%              0.74%
----------------------------------------------------------------------
Class R2               1.54%      1.54%              1.55%
----------------------------------------------------------------------
Class R3               1.32%      1.32%              1.33%
----------------------------------------------------------------------
Class R4               1.04%      1.01%(b)           1.02%
----------------------------------------------------------------------
Class R5               0.80%      0.80%              0.81%
----------------------------------------------------------------------

(a)  In addition to the Fund's total annual
     operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is 0.01%.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.05% during the fiscal year ended Sept. 30, 2007), will not exceed 0.96% for Class R4.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

 4 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2008                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 1/23/85)          -11.34%     -4.74%   +7.07%    +10.91%    +3.77%       N/A
-------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -11.64%     -5.49%   +6.24%    +10.06%    +2.98%       N/A
-------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -11.58%     -5.46%   +6.28%    +10.09%      N/A      +2.67%
-------------------------------------------------------------------------------------------------------
 Class I (inception 12/11/06)         -11.09%     -4.38%     N/A        N/A       N/A      -1.21%
-------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)        -11.23%     -4.91%     N/A        N/A       N/A      -1.81%
-------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)        -11.12%     -4.68%     N/A        N/A       N/A      -1.57%
-------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)         -11.15%     -4.58%   +7.27%    +11.11%    +3.94%       N/A
-------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)        -11.12%     -4.43%     N/A        N/A       N/A      -1.27%
-------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 1/23/85)          -16.43%    -10.25%   +4.99%     +9.61%    +3.24%       N/A
-------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -15.77%     -9.89%   +5.05%     +9.78%    +2.98%       N/A
-------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -12.41%     -6.34%   +6.28%    +10.09%      N/A      +2.67%
-------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY
--------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource Strategic Allocation Fund declined 11.34% (Class A shares, excluding sales charge) for the six months ended March 31, 2008. The Fund outperformed the 12.46% decrease of the broad-based S&P 500

ASSET ALLOCATION & SECTOR DIVERSIFICATION(1)
(at March 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

STOCKS                                              69.8%
--------------------------------------------------------------
Consumer Discretionary                               7.4%
--------------------------------------------------------------
Consumer Staples                                     3.9%
--------------------------------------------------------------
Energy                                              12.4%
--------------------------------------------------------------
Financials                                          16.4%
--------------------------------------------------------------
Health Care                                          8.2%
--------------------------------------------------------------
Industrials                                          6.1%
--------------------------------------------------------------
Information Technology                               8.1%
--------------------------------------------------------------
Materials                                            4.9%
--------------------------------------------------------------
Telecommunication Services                           1.4%
--------------------------------------------------------------
Utilities                                            1.0%
--------------------------------------------------------------
BONDS                                               19.9%
--------------------------------------------------------------
Asset-Backed                                         0.3%
--------------------------------------------------------------
Commercial Mortgage-Backed                           2.4%
--------------------------------------------------------------
Consumer Discretionary                               0.2%
--------------------------------------------------------------
Consumer Staples                                     0.1%
--------------------------------------------------------------
Energy                                               0.1%
--------------------------------------------------------------
Financials                                           0.4%
--------------------------------------------------------------
Foreign Government                                   2.6%
--------------------------------------------------------------
Industrials                                          0.2%
--------------------------------------------------------------
Mortgage-Backed                                      6.3%
--------------------------------------------------------------
Telecommunication                                    0.8%
--------------------------------------------------------------
U.S. Government Obligations & Agencies               6.2%
--------------------------------------------------------------
Utilities                                            0.3%
--------------------------------------------------------------
CASH & CASH EQUIVALENTS(2)                          10.3%
--------------------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Of the 10.3%, 3.7% is due to security lending activity and 6.6% is the Fund's cash equivalent position.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 6 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Index (S&P 500), an unmanaged group of large company stocks, but underperformed the 5.23% increase of the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged index representing U.S. taxable investment-grade bonds, during the same period. The Fund also underperformed the Lipper Flexible Portfolio Funds Index, representing the Fund's peer group, which fell 5.34%. The Blended Index, which is composed of 60% S&P 500 Index and 40% Lehman Index, declined 5.64% during the same time period.

SIGNIFICANT PERFORMANCE FACTORS
Financial markets globally struggled during this semiannual period given the ongoing credit crisis, further downdrafts in the U.S. housing market and uncertainty surrounding the impact a U.S. economic slowdown could have on international economies. In an effort to prop up the slumping economy and stabilize the financial markets, the U.S. Federal Reserve Board (the Fed) cut the targeted federal funds rate by 250 basis points, or 2.50%, bringing it to 2.25% at the end of the period. The Fed also injected additional liquidity into the system in order to encourage borrowing and lending during the quarter. The U.S. government announced plans for a multibillion dollar stimulus package designed to increase consumer

TOP TEN HOLDINGS (at March 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

Pfizer                                               2.8%
--------------------------------------------------------------
Chevron                                              2.6%
--------------------------------------------------------------
Exxon Mobil                                          2.6%
--------------------------------------------------------------
Apple                                                2.4%
--------------------------------------------------------------
iShares MSCI Emerging Markets Index Fund             2.2%
--------------------------------------------------------------
Johnson & Johnson                                    1.8%
--------------------------------------------------------------
Citigroup                                            1.5%
--------------------------------------------------------------
Schlumberger                                         1.4%
--------------------------------------------------------------
Microsoft                                            1.2%
--------------------------------------------------------------
Intel                                                1.2%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  7

------------------------------

spending. Meanwhile, the potential of greater inflation loomed, as oil prices exceeded $100 per barrel and commodity prices in general surged.

Given these macroeconomic conditions, U.S. equities, as measured by the S&P 500, experienced both a sizable correction and heightened volatility during the semiannual period, with greater-than-1% price swings not uncommon.

Asset allocation was the primary reason for the Fund's underperformance vs. the Blended Index. The Fund's modest exposure to U.S. fixed income detracted most, as the Lehman Index outpaced the S&P 500 for the semiannual period. The Fund's significant allocations to international and U.S. equities also hurt, as these were the worst performing asset classes during the six months. That said, within the Fund's equity allocation, exposure to international and emerging market equities helped, as these segments outpaced U.S. equities. However, having a moderate allocation to small-cap and mid-cap equities detracted. Security selection decisions within each of the asset classes further detracted, as all of the Fund's sub-portfolios underperformed their respective benchmark indexes during the period.

During the period, the Fund's performance was also driven by the selection of U.S. and international stocks using the Fund's quantitative models. We use these distinct models in pursuit of style diversification for the Fund. Within the U.S. large-cap equity sub-portfolio, the momentum and quality models outperformed the S&P 500 for the semiannual period, although not enough to offset the underperformance of the value model. Within the U.S. small- and mid-cap equity sub-portfolio, two quantitative models were used during the period. Strong performance in the value model did not offset the disappointing results produced by its momentum model. Within the international large-cap sub-portfolio, performance was driven by the selection of stocks using the value, momentum and quality models, each modified from the models used for U.S. large-cap stocks based on international market-specific characteristics. For the reporting period, all three of the quantitative models underperformed, with the quality model performing worst, followed by the value and momentum models. It is important to remember that the models we use take turns in leading performance in each of the U.S. and international equity sub-portfolios over time, demonstrating the advantages of employing style diversification.

--------------------------------------------------------------------------------

 8 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Our use of risk modeling - limits on individual holding size and on sector and industry allocations and, in the case of the international sub-portfolios, limits on country and regional allocation - helped the Fund's performance overall.

CHANGES TO THE FUND'S PORTFOLIO - EQUITIES
We do not generally make sector or industry investments based on our outlook for the economy or the equity markets. That said, within the U.S. large-cap equity sub-portfolio, our quantitative models led to a bias toward quality stocks, which boosted results, as this equity sector performed comparatively well. At the same time, however, the sub-portfolio's models positioned it toward the cheapest price/earnings stocks and toward mega-cap, or largest cap stocks, which detracted. From a sector allocation perspective, sizable allocations to energy and materials helped the sub-portfolio's results. So, too, did modest allocations to financials, information technology and telecommunication services. Security selection within information technology helped as well. Positions in materials company MONSANTO, homebuilder D.R. HORTON, discount retail giant WAL-MART and energy companies APACHE and WEATHERFORD INTL. particularly helped the Fund's performance. Detracting from Fund results were a significant exposure to consumer discretionary, which lagged, and having only small allocations to consumer staples and industrials, which performed comparatively well. Security selection in financials, consumer discretionary and energy also hurt. Positions in FANNIE MAE, CITIGROUP, PFIZER, FREDDIE MAC, WASHINGTON MUTUAL and EMC disappointed most.

Within the U.S. small- and mid-cap equity sub-portfolio, sector allocation overall contributed positively to Fund results. More specifically, significant exposure to energy and materials and modest allocations to information technology, financials and industrials helped most. Security selection within materials, consumer discretionary, telecommunication services and consumer staples also boosted Fund results. Leading securities for the period included HELMERICH & PAYNE, CIMAREX ENERGY, CF INDUSTRIES, NVR, OWENS-ILLINOIS and KINDRED HEALTHCARE. On the other hand, these positives were outweighed by the detracting effects of a sizable allocation to consumer discretionary, modest exposure to health care and utilities, and poor security selection in industrials, financials and information technology. Also, a bias toward the smallest stocks within the investment

--------------------------------------------------------------------------------

              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  9

------------------------------

universe during the period hurt performance. Lagging securities included PMI GROUP, FIRST MARBLEHEAD, CONTINENTAL AIRLINES, FRONTIER OIL, YRC WORLDWIDE and EMAGEON.

Within the international large-cap sub-portfolio, having a modest exposure to Japan contributed positively to the Fund's results. Security selection in information technology and health care also helped. Individual positions in VOLKSWAGEN, YARA INTERNATIONAL, VESTAS WIND SYSTEMS and SHINSEI BANK helped the Fund's performance most. Detracting from the sub-portfolio's performance were modest allocations to consumer staples and utilities. ROYAL BANK OF SCOTLAND, DAIMLER, ROYAL DUTCH SHELL, NOKIA and TELEFONICA were the greatest individual stock detractors during the period.

Within the Fund's U.S. large-cap equity portfolio, we increased exposure to the health care and financials sectors, as our quantitative models saw share prices in these sectors go down and sensed buying opportunities. Within the small-cap and mid-cap equity sub-portfolio, we eliminated the use of the quality model. Early in the period, we decided that the quality model would not be able to manage the extremely volatile market conditions caused by the subprime mortgage market upheaval, surging oil prices, credit market troubles and recessionary fears that dominated the equity market during these months, especially within the small- and mid-cap segments of the market.

In eliminating the use of the quality model within this sub-portfolio, we correspondingly increased the sub-portfolio's weighting allotted to the value model. We continued to use the momentum model. Also, as a result of quantitative models-driven stock selection during the period, the small-and mid-cap equity sub-portfolio's sector allocations changed somewhat. Specifically, we decreased exposure to the telecommunications sector within the small- and mid-cap equity sub-portfolio. Within the Fund's international equity sub-portfolio, we increased allocations to utilities, materials, information technology, consumer staples, energy and health care. We decreased weightings in consumer discretionary, industrials, telecommunications services and financials. From a regional perspective, we slightly increased exposure to Europe and decreased positioning in Japan and Pacific ex-Japan.

--------------------------------------------------------------------------------

 10 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CHANGES TO THE FUND'S PORTFOLIO - FIXED INCOME
An allocation to non-U.S. dollar bonds, or bonds denominated in foreign currencies, helped the Fund's performance. The U.S. dollar weakened significantly vs. other major currencies during the semiannual period, and so the value of the Fund's foreign bond positions increased. As the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa. Further supporting the performance of these non-U.S. dollar bonds was the fact that interest rates fell modestly in several developed countries around the world. Remember, there is usually an inverse relationship between bond prices and interest rate movements, so that bond prices decline when interest rates rise but increase when interest rates fall.

Exposure to Treasury inflation-protected securities (TIPS) also worked to the Fund's benefit, as interest rates fell while inflation expectations remained somewhat elevated, thereby boosting the return on TIPS vs. other U.S. bonds. Effective issue selection within the investment-grade corporate bond and agency sectors contributed positively to Fund results as well. Having no exposure to emerging market bonds and only a modest position in high-yield corporate bonds helped, as these two sectors significantly underperformed the Lehman Index during the semiannual period as investors' aversion to risk heightened.

On the other hand, the Fund's short duration positioning relative to the Lehman Index hurt performance, as interest rates declined substantially over the period. Duration is a measure of the Fund's sensitivity to changes in interest rates. Within the Fund's U.S. core bond allocation, sizable allocations to commercial mortgage-backed securities and residential mortgage securities detracted from results, as these sectors came under increased pressure during the period and lagged the Lehman Index for the six months. Individual issue selection within these two sectors hurt as well.

We increased the Fund's allocation to global bonds, to U.S. core bonds and to cash. We decreased the Fund's exposure to international equities and to small-cap and mid-cap equities.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  11

------------------------------

Our asset allocation models continue to favor equities over fixed income, though we anticipate the relative exposure to equities to be reduced modestly over the near term.

Within the fixed income portion of the Fund, we increased exposure to TIPS, as actual and anticipated inflation pressures rose. We also boosted the Fund's position in non-U.S. dollar bonds.

OUR FUTURE STRATEGY - EQUITIES
At the end of the semiannual period, the markets at times appeared to be ruled by an almost irrational sense of panic and fear. The media has focused a significant amount of attention on the negative news. As such, fundamentals have often been ignored, as investors continued to fret about further turmoil and a potential recession. Indeed, many companies with strong balance sheets continued to post solid earnings results, yet traded lower due to ongoing concerns for the months ahead.

Given this view, we believe the Fund's consistent, disciplined approach should benefit performance over the long term. Our asset allocation models continue to favor equities over fixed income, though we anticipate the exposure to equities to be reduced modestly over the near term. We intend to maintain the high quality of the Fund's portfolios, while at the same time maintaining our style diversification.

Our focus going forward is to keep using our well-tested models to seek to identify good performing stocks regardless of market conditions.
Clearly, employing style diversification remains a critical advantage to the Fund. We will continue our strategy of monitoring weightings as a risk control, so that no individual security, industry or sector becomes too large within the Fund's portfolio.

--------------------------------------------------------------------------------

 12 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

OUR FUTURE STRATEGY - FIXED INCOME
Most agree that the view ahead for economic growth has deteriorated, however, we believe the U.S. economy will avoid recession and growth will be greater than the markets are pricing in currently. We expect both the fiscal stimulus package and the Fed's significant interest rate cuts to boost economic activity in the second half of 2008. Moreover, the inflation picture still seems to us to be dominated by factors pointing to higher, not lower, inflation. These factors include the decline in the value of the U.S. dollar, rising commodity prices and solid growth of real wages. In the near term, we expect the Fed to lower rates a bit more in an effort to help limit the risk of recession. However, should there be a gradual recovery from the liquidity crunch and should the economy recover to near trend-like growth and inflation pressures remain, we expect the Fed ultimately to disappoint the market with less easing than anticipated. We believe there is a real possibility that the Fed will want to take back some of its easing moves later in 2008, once recession risks recede, to help combat rising inflationary pressures. In a modest economic growth environment accompanied by higher inflation, we believe rates should be materially higher.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  13

------------------------------

Given this view, we intend to maintain the Fund's duration shorter than the Lehman Index for the near term. We further intend to maintain the Fund's emphasis on higher quality spread sectors, or non-Treasury sectors of the fixed income market, over U.S. Treasuries. In particular, we expect to focus on commercial mortgage-backed securities and non-agency mortgage-backed securities, which we believe continue to offer compelling value, with less of an exposure to agency securities. As we still expect volatility within the fixed income markets to continue through much of 2008, we continue, as always, to seek attractive buying opportunities and maintain a disciplined focus on individual security selection.

EQUITIES


         (PHOTO - DIMITRIS              (PHOTO - GINA
         BERTSIMAS)                     MOURTZINOU)
         Dimitris Bertsimas, PhD        Gina Mourtzinou, PhD
         Senior Portfolio Manager       Portfolio Manager

         (PHOTO - ALEXANDER             (PHOTO - STEVE KOKKOTOS)
         SAUER-BUDGE)
         Alexander Sauer-Budge,         Steve Kokkotos, PhD
         PhD                            Portfolio Manager
         Portfolio Manager

--------------------------------------------------------------------------------

 14 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FIXED INCOME


         (PHOTO - TOM MURPHY)           (PHOTO - SCOTT KIRBY)
         Tom Murphy, CFA(R)             Scott Kirby
         Portfolio Manager              Portfolio Manager

                           (PHOTO - JAMIE JACKSON)
                           Jamie Jackson, CFA(R)
                           Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  15

FUND EXPENSES EXAMPLE
-----------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 16 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                DIRECT
                                                                DIRECT       AND INDIRECT
                              BEGINNING         ENDING         EXPENSES        EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     PAID DURING
                            OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)   THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  886.60          $4.91           $5.01
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.07          $5.26           $5.36
------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  883.60          $8.52           $8.62
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.23          $9.12           $9.22
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  884.20          $8.52           $8.62
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.23          $9.12           $9.22
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  889.10          $3.20           $3.29
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.89          $3.42           $3.53
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  887.70          $7.06           $7.16
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.79          $7.55           $7.65
------------------------------------------------------------------------------------------
Class R3
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  888.80          $5.87           $5.97
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.06          $6.28           $6.38
------------------------------------------------------------------------------------------
Class R4
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  888.50          $4.44           $4.53
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.57          $4.75           $4.85
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  888.80          $3.48           $3.58
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.58          $3.73           $3.83
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  17

---------------------------

ANNUALIZED EXPENSE RATIOS

                                               FUND'S       ACQUIRED FUND
                                             ANNUALIZED       FEES AND      NET FUND
                                            EXPENSE RATIO     EXPENSES      EXPENSES
------------------------------------------------------------------------------------
Class A                                        1.03%            .02%         1.05%
------------------------------------------------------------------------------------
Class B                                        1.79%            .02%         1.81%
------------------------------------------------------------------------------------
Class C                                        1.79%            .02%         1.81%
------------------------------------------------------------------------------------
Class I                                         .67%            .02%          .69%
------------------------------------------------------------------------------------
Class R2                                       1.48%            .02%         1.50%
------------------------------------------------------------------------------------
Class R3                                       1.23%            .02%         1.25%
------------------------------------------------------------------------------------
Class R4                                        .93%            .02%          .95%
------------------------------------------------------------------------------------
Class R5                                        .73%            .02%          .75%
------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2008: -11.34% for Class A, -11.64% for Class B, -11.58% for Class C, -11.09% for Class I, -11.23% for Class R2, -11.12% for Class R3 and -11.15% for Class R4 and -11.12% for Class R5.

--------------------------------------------------------------------------------

 18 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS
-----------------------------------------

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (73.5%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.0%)
BE Aerospace                                            636(b)              $22,228
Ceradyne                                              1,675(b)               53,533
General Dynamics                                     57,221               4,770,515
Goodrich                                             16,772                 964,558
Precision Castparts                                  18,545               1,893,074
Taser Intl                                            7,841(b)               73,705
United Technologies                                 177,361              12,205,984
                                                                    ---------------
Total                                                                    19,983,597
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
Toll Holdings                                        25,615(c)              235,792
United Parcel Service Cl B                           26,663               1,946,932
                                                                    ---------------
Total                                                                     2,182,724
-----------------------------------------------------------------------------------

AIRLINES (0.2%)
Air France-KLM                                       18,648(c)              524,598
Alaska Air Group                                     10,882(b)              213,505
Continental Airlines Cl B                            11,921(b)              229,241
Delta Air Lines                                       2,989(b)               25,705
Iberia Lineas Aereas de Espana                       53,769(c)              234,133
Pinnacle Airlines                                     6,135(b)               53,559
Qantas Airways                                      116,456(c)              419,541
Singapore Airlines                                   90,533(c)            1,030,274
SkyWest                                               5,690                 120,173
UAL                                                  11,456                 246,648
US Airways Group                                     13,537(b)              120,615
                                                                    ---------------
Total                                                                     3,217,992
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Aftermarket Technology                                2,882(b)               56,026
Aisin Seiki                                          15,200(c)              573,250
Amerigon                                              4,821(b)               71,351
ArvinMeritor                                          4,265                  53,355
BorgWarner                                            1,776                  76,421
Bridgestone                                          46,700(c)              805,786
Cooper Tire & Rubber                                  4,632                  69,341

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
AUTO COMPONENTS (CONT.)
GKN                                                  66,387(c)             $401,672
Goodyear Tire & Rubber                                4,102(b)              105,832
Johnson Controls                                     79,874               2,699,740
Lear                                                  2,468(b)               63,946
Michelin Series B                                     7,227(c)              756,827
Modine Mfg                                            5,660                  82,013
Nokian Renkaat                                        6,889(c)              295,096
TRW Automotive Holdings                               7,001(b)              163,613
Valeo                                                 8,454(c)              335,545
Visteon                                               7,745(b)               29,121
                                                                    ---------------
Total                                                                     6,638,935
-----------------------------------------------------------------------------------

AUTOMOBILES (1.8%)
BMW                                                   8,316(c)              459,113
Daimler                                              77,324(c)            6,618,947
Ford Motor                                          470,218(b)            2,689,647
General Motors                                      202,903               3,865,302
Harley-Davidson                                      77,164               2,893,650
Honda Motor                                         206,100(c)            5,953,138
Nissan Motor                                        143,100(c)            1,199,721
Peugeot                                              25,604(c)            1,987,037
Renault                                              19,976(c)            2,211,078
Volkswagen                                           34,940(c)            7,877,929
Yamaha Motor                                         21,800(c)              405,153
                                                                    ---------------
Total                                                                    36,160,715
-----------------------------------------------------------------------------------

BEVERAGES (1.7%)
Carlsberg Series B                                    4,800(c)              615,648
Central European Distribution                         1,225(b)               71,283
Coca-Cola                                           277,188              16,872,433
Coca-Cola Amatil                                     40,098(c)              312,112
Coca-Cola Enterprises                                47,163               1,141,345
Coca-Cola Hellenic Bottling                          11,061(c)              516,618
Hansen Natural                                        3,563(b)              125,774

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BEVERAGES (CONT.)
Pepsi Bottling Group                                 30,484              $1,033,712
PepsiAmericas                                         2,224                  56,779
PepsiCo                                             182,544              13,179,676
                                                                    ---------------
Total                                                                    33,925,380
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.4%)
Biogen Idec                                          84,713(b)            5,225,945
BioMarin Pharmaceutical                               4,901(b)              173,348
Cepheid                                               5,229(b)              127,535
CSL                                                  63,028(c)            2,136,782
Incyte                                                6,653(b)               69,923
Isis Pharmaceuticals                                  4,827(b)               68,109
LifeCell                                              4,540(b)              190,816
Myriad Genetics                                       1,341(b)               54,029
                                                                    ---------------
Total                                                                     8,046,487
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Armstrong World Inds                                  1,251                  44,611
Compagnie de Saint-Gobain                            14,647(c)            1,197,027
Daikin Inds                                          11,100(c)              483,797
Masco                                                93,774               1,859,537
Owens Corning                                         6,458(b)              117,084
Universal Forest Products                               883                  28,433
USG                                                   3,847(b)              141,647
                                                                    ---------------
Total                                                                     3,872,136
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
3i Group                                             31,291(c)              515,423
Bear Stearns Companies                               33,193                 348,195
Charles Schwab                                       67,814               1,276,938
Deutsche Bank                                        15,980(c)            1,813,511
Goldman Sachs Group                                  10,913               1,804,901
Knight Capital Group Cl A                             4,973(b)               80,762
Lehman Brothers Holdings                            139,706               5,258,534
Merrill Lynch & Co                                  226,843               9,241,584
Morgan Stanley                                      305,575              13,964,777
optionsXpress Holdings                                1,631                  33,778
State Street                                         27,983               2,210,657
SWS Group                                            12,436                 152,092
T Rowe Price Group                                   18,830                 941,500

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CAPITAL MARKETS (CONT.)
UBS                                                  18,051(c)             $525,647
Waddell & Reed Financial Cl A                         2,810                  90,285
                                                                    ---------------
Total                                                                    38,258,584
-----------------------------------------------------------------------------------

CHEMICALS (2.5%)
Air Products & Chemicals                             16,871               1,552,132
Ashland                                               8,584                 406,023
BASF                                                 24,627(c)            3,325,247
Bayer                                                16,431(c)            1,317,058
Calgon Carbon                                         9,222(b)              138,791
Celanese Series A                                     3,728                 145,578
CF Inds Holdings                                      3,603                 373,343
Ciba Holding                                          7,637(c)              278,530
Dow Chemical                                        140,408               5,174,035
Eastman Chemical                                      1,838                 114,783
Ecolab                                               24,805               1,077,281
Flotek Inds                                           3,116(b)               45,462
FMC                                                   1,256                  69,695
Koppers Holdings                                      1,784                  79,049
LSB Inds                                              3,993(b)               58,857
Mitsui Chemicals                                     77,000(c)              516,253
Monsanto                                            181,839              20,275,048
NewMarket                                             1,108                  83,599
Novozymes Series B                                    2,450(c)              230,484
Olin                                                  2,991                  59,102
PolyOne                                               7,229(b)               46,049
PPG Inds                                             15,222                 921,083
Praxair                                              83,016               6,992,437
ShengdaTech                                          11,849(b,c)            100,717
Sigma-Aldrich                                        23,154               1,381,136
Solvay                                                3,024(c)              385,550
Syngenta                                              4,011(c)            1,171,875
Terra Inds                                            6,156(b)              218,723
Umicore                                               9,205(c)              478,438
Westlake Chemical                                     2,370                  30,929
WR Grace & Co                                         4,933(b)              112,571
Yara Intl                                            28,250(c)            1,642,739
Zoltek Companies                                      2,583(b)               68,501
                                                                    ---------------
Total                                                                    48,871,098
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
Allied Irish Banks                                   25,414(c)              541,846
Banco Popolare Scarl                                 46,983(b,c)            778,977
Banco Santander                                      36,976(c)              736,611
Bank of Ireland                                      71,960(c)            1,072,541

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Barclays                                            679,771(c)           $6,131,314
BB&T                                                150,405               4,821,984
BNP Paribas                                          57,972(c)            5,845,258
Capitol Bancorp                                       1,669                  35,283
Chuo Mitsui Trust Holdings                           61,000(c)              371,804
Comerica                                             45,840               1,608,067
Commonwealth Bank of Australia                       22,541(c)              866,271
Credit Agricole                                      90,124(c)            2,786,351
Danske Bank                                          16,800(c)              622,227
Dexia                                                48,461(c)            1,382,568
DNB NOR                                              84,300(c)            1,286,818
Fifth Third Bancorp                                  52,949               1,107,693
First BanCorp                                         6,651(c)               67,574
First Citizens BancShares Cl A                          300                  41,805
First Horizon Natl                                   53,676(k)              752,001
Hang Seng Bank                                       24,500(c)              446,708
HBOS                                                326,496(c)            3,631,430
Huntington Bancshares                                90,824                 976,358
KBC Groep                                             7,750(c)            1,005,151
KeyCorp                                              88,030               1,932,259
Lloyds TSB Group                                    216,241(c)            1,931,565
Natl City                                           201,626               2,006,179
Nordea Bank                                          87,200(c,k)          1,414,307
Oriental Financial Group                              2,221(c)               43,776
Oversea-Chinese Banking                             137,000(c)              812,072
Resona Holdings                                         536(c)              899,245
Royal Bank of Scotland Group                      1,146,155(c)            7,676,572
Shinsei Bank                                        134,000(c)              442,549
Societe Generale                                     19,125(c)            1,871,302
Svenska Handelsbanken Series A                       27,900(c)              813,034
Synovus Financial                                    50,689                 560,620
UMB Financial                                           926                  38,151
Unione di Banche Italiane                            23,634(c)              606,035
Wachovia                                             74,793               2,019,411
Westpac Banking                                      14,796(c)              322,962
Whitney Holding                                       1,492                  36,987
                                                                    ---------------
Total                                                                    60,343,666
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.2%)
ABM Inds                                                735                 $16,493
Capita Group                                         57,058(c)              768,613
CBIZ                                                 12,066(b)               97,976
Copart                                                1,843(b)               71,435
Dai Nippon Printing                                  65,000(c)            1,039,086
FTI Consulting                                        1,611(b)              114,445
GeoEye                                                5,773(b)              150,040
IHS Cl A                                              1,963(b)              126,241
Layne Christensen                                     1,874(b)               65,627
RR Donnelley & Sons                                  32,551                 986,621
Standard Parking                                      3,169(b)               66,422
Stericycle                                            1,620(b)               83,430
TEAM                                                  3,531(b)               96,396
                                                                    ---------------
Total                                                                     3,682,825
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Ciena                                                45,051(b)            1,388,922
EMS Technologies                                      2,623(b)               71,188
InterDigital                                          2,586(b)               51,229
Juniper Networks                                    171,371(b)            4,284,275
Loral Space & Communications                          1,695(b)               40,409
Nokia                                               277,303(c)            8,754,289
                                                                    ---------------
Total                                                                    14,590,312
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.2%)
Apple                                               349,303(b)           50,124,980
EMC                                                 570,638(b)            8,182,949
IBM                                                  13,070               1,504,880
Immersion                                             7,307(b)               51,953
Lexmark Intl Cl A                                    81,073(b)            2,490,563
Mitsumi Electric                                     10,600(c)              337,723
NEC                                                  86,000(c)              333,026
Novatel Wireless                                      5,690(b)               55,079
Palm                                                  4,826                  24,130
Seiko Epson                                          16,100(c)              433,867
Synaptics                                             4,957(b)              118,373
Western Digital                                      21,995(b)              594,745
                                                                    ---------------
Total                                                                    64,252,268
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
AMEC                                                 47,936(c)              688,351
FLSmidth & Co                                         2,850(c)              283,750
Fluor                                                36,911               5,210,357
Hochtief                                              1,776(c)              162,560
Jacobs Engineering Group                             52,190(b)            3,840,662

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CONSTRUCTION & ENGINEERING (CONT.)
Leighton Holdings                                     7,444(c)             $292,953
Michael Baker                                         3,286(b)               73,804
Perini                                                1,596(b)               57,823
Shaw Group                                              650(b)               30,641
VINCI                                                16,683(c)            1,206,828
                                                                    ---------------
Total                                                                    11,847,729
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Fletcher Building                                    59,263(c)              391,120
-----------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
First Marblehead                                     10,225                  76,279
SLM                                                  53,034(b)              814,071
                                                                    ---------------
Total                                                                       890,350
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Owens-Illinois                                        7,040(b)              397,267
Toyo Seikan Kaisha                                   21,100(c)              403,941
                                                                    ---------------
Total                                                                       801,208
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                        40,949               1,646,969
Li & Fung                                           160,400(c)              600,854
LKQ                                                   6,026(b)              135,404
                                                                    ---------------
Total                                                                     2,383,227
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                    15,137(b)              653,918
Career Education                                      2,276(b)               28,951
H&R Block                                            70,528               1,464,162
ITT Educational Services                                727(b)               33,391
Regis                                                 2,019                  55,502
Strayer Education                                       452                  68,930
                                                                    ---------------
Total                                                                     2,304,854
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.0%)
Ampal-American Israel Cl A                           12,536(b,c)             80,230
Australian Stock Exchange                            13,932(c)              479,778
Babcock & Brown                                      12,593(c)              170,713
Bank of America                                     256,834               9,736,577
CIT Group                                            87,918               1,041,828
Citigroup                                         1,428,286              30,593,886
CME Group                                             3,851               1,806,504

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
DIVERSIFIED FINANCIAL SERVICES (CONT.)
Deutsche Boerse                                      11,909(c)           $1,931,311
Fortis                                               92,959(c)            2,335,722
Hong Kong Exchanges and Clearing                     56,500(c)              981,622
ING Groep                                           160,244(c)            5,990,592
Intesa Sanpaolo                                      44,514(c)              293,294
iShares MSCI Emerging Markets Index Fund            344,000(k)           46,226,720
JPMorgan Chase & Co                                 315,610              13,555,450
Leucadia Natl                                        86,469               3,910,128
NASDAQ OMX Group                                      1,777(b)               68,699
Singapore Exchange                                   58,000(c)              320,612
                                                                    ---------------
Total                                                                   119,523,666
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Belgacom                                             18,180(c)              803,770
BT Group                                            318,781(c)            1,375,926
Deutsche Telekom                                    336,047(c)            5,609,505
Embarq                                               27,005               1,082,901
France Telecom                                       75,841(c)            2,547,826
Koninklijke (Royal) KPN                              19,159(c)              323,424
NTELOS Holdings                                       2,166                  52,417
SingTel                                             500,000(c)            1,431,467
Swisscom                                              1,244(c)              426,679
TELE2 Series B                                       17,700(c)              334,807
Telecom Italia                                    1,305,166(c)            2,289,222
Telefonica                                          239,097(c)            6,869,522
TeliaSonera                                          51,000(c,k)            409,409
Telstra                                             350,868(c)            1,414,661
Verizon Communications                               12,374                 451,032
                                                                    ---------------
Total                                                                    25,422,568
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
British Energy Group                                 71,130(c)              921,451
CLP Holdings                                        127,000(c)            1,050,950
E.ON                                                 27,930(c)            5,209,041
Fortum                                               25,691(c)            1,048,079
HongKong Electric Holdings                          237,500(c)            1,507,317
Portland General Electric                             2,692                  60,705
PPL                                                  76,882               3,530,421
                                                                    ---------------
Total                                                                    13,327,964
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRICAL EQUIPMENT (0.7%)
ABB                                                 174,116(c)           $4,693,135
ALSTOM                                                9,630(c)            2,086,032
American Superconductor                               6,035(b)              139,952
Cooper Inds Cl A                                     23,514                 944,087
Emerson Electric                                     35,821               1,843,349
Encore Wire                                           2,329                  42,411
General Cable                                         3,178(b)              187,724
GrafTech Intl                                         4,753(b)               77,046
Schneider Electric                                    3,539(c)              457,159
SolarWorld                                           13,863(c)              672,402
SunPower Cl A                                         1,874(b)              139,632
Vestas Wind Systems                                  19,550(b,c)          2,152,038
                                                                    ---------------
Total                                                                    13,434,967
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Alps Electric                                        32,300(c)              323,395
Arrow Electronics                                     6,684(b)              224,917
Avnet                                                 5,903(b)              193,205
Benchmark Electronics                                 8,444(b)              151,570
FLIR Systems                                          5,456(b)              164,171
FUJIFILM Holdings                                    31,900(c)            1,140,196
Hitachi                                             381,000(c)            2,274,864
Ingram Micro Cl A                                    11,120(b)              176,030
Itron                                                   716(b)               64,605
Plexus                                                5,208(b)              146,084
SYNNEX                                                2,030(b)               43,077
Trimble Navigation                                    3,216(b)               91,945
                                                                    ---------------
Total                                                                     4,994,059
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
Cameron Intl                                         62,362(b)            2,596,754
Fugro                                                 6,203(c)              482,086
Global Inds                                           5,011(b)               80,627
Grey Wolf                                            19,960(b)              135,329
Helmerich & Payne                                     9,658                 452,670
Nabors Inds                                          31,450(b,c)          1,062,067
Natl Oilwell Varco                                   42,100(b)            2,457,798
Noble                                                 9,264                 460,143
Oil States Intl                                       4,013(b)              179,823
Patterson-UTI Energy                                 16,472                 431,237

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Schlumberger                                        325,368             $28,307,015
SEACOR Holdings                                       2,266(b)              193,426
Smith Intl                                           53,917               3,463,089
Tidewater                                             5,820                 320,740
Transocean                                           32,160(b)            4,348,032
Unit                                                  4,877(b)              276,282
Weatherford Intl                                     92,153(b)            6,678,328
Willbros Group                                        1,556(b,c)             47,614
WorleyParsons                                        17,822(c)              546,291
                                                                    ---------------
Total                                                                    52,519,351
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
BJ's Wholesale Club                                   1,949(b)               69,560
Casino Guichard Perrachon                             6,860(c)              822,279
Delhaize Group                                        5,599(c)              441,564
Great Atlantic & Pacific Tea                          3,509(b)               92,006
Metro                                                 4,119(c)              331,928
PriceSmart                                            2,920                  80,913
Rite Aid                                             36,634(b)              107,704
Safeway                                             154,392               4,531,405
SUPERVALU                                            59,347               1,779,223
Wal-Mart Stores                                     337,621              17,785,875
Winn-Dixie Stores                                     2,778(b)               49,893
Woolworths                                           64,367(c)            1,712,211
                                                                    ---------------
Total                                                                    27,804,561
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Cal-Maine Foods                                       3,336                 111,356
Darling Intl                                         17,103(b)              221,484
Fresh Del Monte Produce                               5,354(b,c)            194,886
Green Mountain Coffee Roasters                        2,414(b)               76,403
Sanderson Farms                                       2,696                 102,475
Sara Lee                                            145,728               2,037,277
Seaboard                                                 47                  73,555
Tyson Foods Cl A                                     18,535                 295,633
Unilever                                            157,811(c)            5,324,675
                                                                    ---------------
Total                                                                     8,437,744
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  23

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

GAS UTILITIES (0.1%)
Atmos Energy                                          2,477                 $63,164
EnergySouth                                           1,120                  58,453
Gas Natural SDG                                       7,116(c)              439,653
Hong Kong & China Gas                               144,000(c)              435,700
Laclede Group                                         1,344                  47,887
New Jersey Resources                                  2,902                  90,107
Nicor                                                 5,011                 167,919
Questar                                              23,245               1,314,737
                                                                    ---------------
Total                                                                     2,617,620
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Becton Dickinson & Co                                19,378               1,663,602
DENTSPLY Intl                                         1,748                  67,473
IDEXX Laboratories                                    1,074(b)               52,905
Intuitive Surgical                                      554(b)              179,690
Meridian Bioscience                                   8,780                 293,515
NuVasive                                              3,162(b)              109,121
Wright Medical Group                                  2,881(b)               69,547
                                                                    ---------------
Total                                                                     2,435,853
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.5%)
Aetna                                                35,867               1,509,642
Air Methods                                           2,713(b)              131,228
AMERIGROUP                                            1,998(b)               54,605
Cardinal Health                                      58,655               3,079,974
CIGNA                                               136,875               5,553,019
Express Scripts                                     116,913(b)            7,519,843
Health Management Associates Cl A                    46,626(b)              246,652
HealthSpring                                          5,811(b)               81,819
HMS Holdings                                          3,173(b)               90,589
Humana                                               15,081(b)              676,534
Kindred Healthcare                                    2,929(b)               64,057
Magellan Health Services                                666(b)               26,434
Medco Health Solutions                              203,123(b)            8,894,755
Molina Healthcare                                     3,078(b)               75,165
Quest Diagnostics                                    29,422               1,331,934
Tenet Healthcare                                     63,101(b)              357,152
WellCare Health Plans                                 3,250(b)              126,588
                                                                    ---------------
Total                                                                    29,819,990
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE TECHNOLOGY (--%)
Emageon                                              47,359(b)             $108,452
Phase Forward                                         3,053(b)               52,145
                                                                    ---------------
Total                                                                       160,597
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Accor                                                 8,917(c)              651,028
Bally Technologies                                    3,018(b)              103,638
Compass Group                                        79,756(c)              510,274
Intl Game Technology                                 23,317                 937,577
Ladbrokes                                            73,471(c)              454,402
McDonald's                                           73,594               4,104,337
Mitchells & Butlers                                  54,101(c)              368,618
Punch Taverns                                        30,344(c)              324,429
TUI                                                  13,378(b,c)            344,044
Whitbread                                            12,877(c)              298,529
WMS Inds                                              1,759(b)               63,271
                                                                    ---------------
Total                                                                     8,160,147
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Avatar Holdings                                       2,434(b)              106,098
Barratt Developments                                 26,975(c)              221,461
Beazer Homes USA                                      9,336                  88,225
Berkeley Group Holdings Unit                         13,739(b,c)            303,977
Centex                                               37,535                 908,722
Champion Enterprises                                  5,046(b)               50,611
DR Horton                                           279,533               4,402,644
Electrolux Series B                                  29,500(c,k)            485,760
KB Home                                              61,519               1,521,365
Lennar Cl A                                          65,519               1,232,412
MDC Holdings                                          2,511                 109,957
Meritage Homes                                        2,336(b)               45,132
NVR                                                     424(b)              253,340
Persimmon                                            22,987(c)              349,034
Pulte Homes                                          62,627                 911,223
Ryland Group                                          4,061                 133,566
Taylor Wimpey                                       173,786(c)              646,686
Toll Brothers                                         3,785(b)               88,872
                                                                    ---------------
Total                                                                    11,859,085
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Colgate-Palmolive                                    36,822               2,868,802
Kimberly-Clark                                       68,883               4,446,398
                                                                    ---------------
Total                                                                     7,315,200
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
Reliant Energy                                        4,112(b)              $97,249
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.1%)
3M                                                  144,419              11,430,763
Keppel                                               89,000(c)              648,000
Orkla                                                74,000(c)              941,393
SembCorp Inds                                        83,000(c)              247,497
Sonae                                               123,256(c)              226,916
Textron                                              58,562               3,245,506
Tomkins                                             106,351(c)              377,585
Tyco Intl                                            86,891(c)            3,827,549
                                                                    ---------------
Total                                                                    20,945,209
-----------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                                 108,189(c)            5,956,886
Aegon                                               190,002(c)            2,788,089
AFLAC                                                80,783               5,246,856
Allstate                                            291,701              14,019,149
Ambac Financial Group                                69,708                 400,821
American Financial Group                              7,198                 183,981
American Intl Group                                 255,171              11,036,146
Arch Capital Group                                    4,144(b,c)            284,568
Aspen Insurance Holdings                              7,664(c)              202,176
Aviva                                               139,112(c)            1,705,327
Axis Capital Holdings                                14,824(c)              503,720
Chubb                                               141,960               7,024,181
CNP Assurances                                        4,922(c)              606,953
Conseco                                               9,889(b)              100,868
Fidelity Natl Financial Cl A                         19,105                 350,195
First American                                        7,084                 240,431
Genworth Financial Cl A                             223,964               5,070,545
HCC Insurance Holdings                                7,743                 175,689
Lincoln Natl                                         18,947                 985,244
Marsh & McLennan Companies                           69,315               1,687,820
MBIA                                                 35,235                 430,572
MetLife                                              27,471               1,655,402
Old Mutual                                          734,683(c)            1,611,989
Old Republic Intl                                    10,413                 134,432
PartnerRe                                             5,801(c)              442,616
Progressive                                         371,304               5,966,855

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Prudential Financial                                 51,410              $4,022,833
QBE Insurance Group                                  45,213(c)              925,172
RenaissanceRe Holdings                                6,993(c)              363,007
Safeco                                               39,103               1,715,840
Sampo Series A                                       11,371(c)              308,244
Torchmark                                            26,431               1,588,767
Transatlantic Holdings                                2,503                 166,074
Travelers Companies                                 175,824               8,413,178
Unipol Gruppo Finanziario                            76,962(c)              221,176
Unum Group                                          132,803               2,922,994
XL Capital Cl A                                      25,797(c)              762,301
Zurich Financial Services                             4,341(c)            1,368,417
                                                                    ---------------
Total                                                                    91,589,514
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
1-800-FLOWERS.com Cl A                                4,526(b)               38,516
Amazon.com                                           70,521(b)            5,028,147
Blue Nile                                               918(b)               49,710
priceline.com                                         1,651(b)              199,540
                                                                    ---------------
Total                                                                     5,315,913
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
CMGI                                                 10,778(b)              142,916
DealerTrack Holdings                                  2,704(b)               54,675
EarthLink                                             5,169(b)               39,026
Google Cl A                                          29,540(b)           13,011,485
RealNetworks                                          7,466(b)               42,780
Sohu.com                                              1,925(b,c)             86,875
VeriSign                                             46,284(b,m)          1,538,480
Vocus                                                 3,483(b)               91,951
                                                                    ---------------
Total                                                                    15,008,188
-----------------------------------------------------------------------------------

IT SERVICES (0.1%)
Iron Mountain                                         2,235(b)               59,093
ManTech Intl Cl A                                     1,508(b)               68,403
Paychex                                              28,303                 969,662
SAIC                                                 19,977(b)              371,372
Total System Services                                24,529                 580,356
                                                                    ---------------
Total                                                                     2,048,886
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick                                            14,004                 223,644
Eastman Kodak                                        59,979               1,059,829

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  25

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
LEISURE EQUIPMENT & PRODUCTS (CONT.)
JAKKS Pacific                                         5,441(b)             $150,008
Mattel                                              196,213               3,904,639
Nikon                                                15,000(c)              401,468
                                                                    ---------------
Total                                                                     5,739,588
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Applera-Applied Biosystems Group                     34,193(r)            1,123,581
Bio-Rad Laboratories Cl A                             1,100(b)               97,845
Covance                                               1,236(b)              102,551
eResearch Technology                                  9,113(b)              113,183
Illumina                                              1,634(b)              124,021
Invitrogen                                            1,336(b)              114,188
Luminex                                               4,486(b)               88,150
PAREXEL Intl                                          6,368(b)              166,205
Waters                                               19,037(b)            1,060,361
                                                                    ---------------
Total                                                                     2,990,085
-----------------------------------------------------------------------------------

MACHINERY (1.9%)
AGCO                                                  4,204(b)              251,736
Alfa Laval                                            3,900(c)              237,310
Bucyrus Intl Cl A                                     1,207                 122,692
Caterpillar                                          83,939               6,571,584
Cummins                                              94,742               4,435,820
Deere & Co                                          112,088               9,016,360
Dynamic Materials                                     2,606                 112,579
Flowserve                                             2,495                 260,428
FreightCar America                                    3,969                 136,137
Harsco                                                2,010                 111,314
Hurco Companies                                       2,061(b)               96,414
Illinois Tool Works                                  23,405               1,128,823
Ingersoll-Rand Cl A                                  24,573(c)            1,095,464
Invensys                                             38,083(b,c)            169,802
ITT                                                  18,182                 942,009
Japan Steel Works                                    24,000(c)              413,137
Komatsu                                              47,500(c)            1,337,405
LB Foster Cl A                                        2,780(b)              119,707
Lindsay                                                 941                  96,424
MAN                                                   5,201(c)              694,064
Manitowoc                                            63,291               2,582,273
Metso                                                 7,562(c)              408,468
Mitsui Engineering & Shipbuilding                    61,000(c)              165,268
Mueller Inds                                          4,878                 140,730
NGK Insulators                                       21,000(c)              375,652
Parker Hannifin                                      46,956               3,252,642

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Robbins & Myers                                       2,371                 $77,413
Sandvik                                              37,600(c)              654,083
Scania Series B                                       8,000(c)              167,670
SKF Group Series B                                   23,800(c)              479,150
Sun Hydraulics                                          749                  21,923
Terex                                                13,775(b)              860,938
Timken                                                5,190                 154,247
Valmont Inds                                          1,687                 148,270
Volvo Series A                                       27,500(c)              409,697
Volvo Series B                                       24,250(c)              367,399
Wartsila                                              3,255(c)              219,787
                                                                    ---------------
Total                                                                    37,834,819
-----------------------------------------------------------------------------------

MARINE (0.2%)
AP Moller-Maersk Series B                                70(c)              785,425
Genco Shipping & Trading                              2,926                 165,114
Kawasaki Kisen Kaisha                                41,000(c)              402,447
Mitsui OSK Lines                                     63,000(c)              770,749
Neptune Orient Lines                                114,000(c)              272,078
Nippon Yusen Kabushiki Kaisha                        57,000(c)              540,460
Orient Overseas Intl                                 31,500(c)              185,782
TBS Intl Series A                                     4,226(b,c)            127,625
                                                                    ---------------
Total                                                                     3,249,680
-----------------------------------------------------------------------------------

MEDIA (0.7%)
CBS Cl B                                            248,375               5,484,120
Discovery Holding Cl A                                2,491(b)               52,859
Gannett                                             175,980               5,112,219
Gemstar-TV Guide Intl                                12,852(b)               60,404
New York Times Cl A                                  62,001(k)            1,170,579
Reed Elsevier                                        65,396(c)            1,011,776
Reuters Group                                        47,272(c)              543,963
TiVo                                                  8,330(b)               72,971
                                                                    ---------------
Total                                                                    13,508,891
-----------------------------------------------------------------------------------

METALS & MINING (2.5%)
AK Steel Holding                                      2,581                 140,458
ArcelorMittal                                        92,376(c)            7,555,123
BHP Billiton                                        350,202(c)           11,001,254
BlueScope Steel                                      35,615(c)              323,036
Century Aluminum                                        858(b)               56,834
Cleveland-Cliffs                                      2,634                 315,606
Coeur d'Alene Mines                                  17,708(b)               71,540

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
METALS & MINING (CONT.)
Commercial Metals                                    12,532                $375,584
Compass Minerals Intl                                 1,112                  65,586
Freeport-McMoRan Copper & Gold                      128,437              12,358,209
General Moly                                          6,832(b)               54,588
JFE Holdings                                         24,400(c)            1,091,431
Kaiser Aluminum                                         532                  36,868
Newcrest Mining                                      18,898(c)              573,589
Newmont Mining                                       32,739               1,483,077
Nippon Steel                                        181,000(c)              925,419
Norsk Hydro                                          77,900(c)            1,141,079
OneSteel                                             68,690(c)              402,225
Outokumpu                                            11,077(c,k)            504,285
Quanex                                                3,187                 164,895
Rautaruukki                                           5,154(c)              249,138
Reliance Steel & Aluminum                             1,050                  62,853
Rio Tinto                                            45,572(c)            4,870,400
Salzgitter                                            1,912(c)              335,204
Schnitzer Steel Inds Cl A                             1,436                 101,985
SSAB Svenskt Stal Series A                           10,500(c,k)            295,707
SSAB Svenskt Stal Series B                           12,100(c)              311,309
ThyssenKrupp                                          9,186(c)              527,351
voestalpine                                           6,228(c)              433,092
Worthington Inds                                      2,441                  41,180
Xstrata                                              43,468(c)            3,043,861
Zinifex                                              74,649(c)              681,561
                                                                    ---------------
Total                                                                    49,594,327
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Big Lots                                              7,271(b)              162,143
Dillard's Cl A                                       15,586                 268,235
Family Dollar Stores                                  2,331                  45,455
Harvey Norman Holdings                               69,860(c)              250,840
Kohl's                                               28,045(b)            1,202,850
                                                                    ---------------
Total                                                                     1,929,523
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MULTI-UTILITIES (0.2%)
Integrys Energy Group                                 2,970                $138,521
RWE                                                  13,260(c)            1,637,817
SUEZ                                                 27,148(c)            1,779,417
TECO Energy                                          17,236                 274,914
                                                                    ---------------
Total                                                                     3,830,669
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.4%)
Alpha Natural Resources                               5,572(b)              242,048
Anadarko Petroleum                                   81,280               5,123,078
Apache                                               15,723               1,899,653
BG Group                                            133,070(c)            3,082,718
BP                                                  218,231(c)            2,210,547
Chevron                                             632,733              54,010,088
Cimarex Energy                                        7,124                 389,968
ConocoPhillips                                      245,289              18,693,475
Eni                                                 258,052(c)            8,783,626
Exxon Mobil                                         634,385              53,656,283
Frontier Oil                                         12,283                 334,835
Frontline                                            10,746(c)              494,226
Holly                                                 2,041                  88,600
Marathon Oil                                        142,748               6,509,309
Murphy Oil                                           52,748               4,332,721
Neste Oil                                            11,770(c)              411,599
Nippon Mining Holdings                               73,500(c)              395,017
Nippon Oil                                           87,000(c)              548,700
Occidental Petroleum                                277,713              20,320,260
OMV                                                  15,072(c)              996,141
Overseas Shipholding Group                            2,568                 179,863
Repsol YPF                                           77,375(c)            2,665,567
Royal Dutch Shell Series A                          321,809(c)           11,077,993
Royal Dutch Shell Series B                          135,783(c)            4,573,028
Santos                                               37,321(c)              496,373
St. Mary Land & Exploration                           4,810                 185,185
StatoilHydro                                         65,644(c)            1,969,132
Stone Energy                                          2,667(b)              139,511
Swift Energy                                          3,143(b)              141,404
Tesoro                                               29,561                 886,830
Valero Energy                                        42,395               2,082,018
Western Refining                                      2,120                  28,556

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  27

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Whiting Petroleum                                     2,774(b)             $179,339
Woodside Petroleum                                   20,890(c)            1,038,239
                                                                    ---------------
Total                                                                   208,165,930
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Crown Paper Escrow                                  705,000(b)                    1
Louisiana-Pacific                                     4,373                  40,144
Stora Enso Series R                                  92,348(c,k)          1,067,874
Svenska Cellulosa Series B                           90,300(c)            1,646,342
UPM-Kymmene                                          21,841(c,k)            388,536
                                                                    ---------------
Total                                                                     3,142,897
-----------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Allergan                                             22,096               1,245,993
Auxilium Pharmaceuticals                              4,636(b)              123,967
Durect                                               14,251(b)               74,818
Elan                                                 24,572(b,c)            523,269
Eli Lilly & Co                                       67,135               3,463,495
Forest Laboratories                                  49,747(b)            1,990,377
Johnson & Johnson                                   578,583(m)           37,532,679
King Pharmaceuticals                                204,160(b)            1,776,192
Merck & Co                                          526,301              19,973,123
Novo Nordisk Series B                                41,650(c)            2,866,214
Perrigo                                               3,409                 128,622
Pfizer                                            2,801,501              58,635,416
ViroPharma                                            8,571(b)               76,625
XenoPort                                              2,532(b)              102,470
                                                                    ---------------
Total                                                                   128,513,260
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Annaly Capital Management                             5,917                  90,648
Anworth Mtge Asset                                    7,096                  43,498
BRT Realty Trust                                      9,099                 127,477
CFS Retail Property Trust                           141,760(c)              282,054
Corio                                                 2,416(c)              211,325
Dexus Property Group                                390,522(c)              603,923
ING Industrial Fund Unit                            141,613(c)              277,220
Liberty Intl                                         17,334(c)              336,003
Macquarie Office Trust                              300,141(c)              250,210
MFA Mtge Investments                                  8,437                  53,153
Stockland                                           168,208(c)            1,076,513

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Ventas                                                  875                 $39,296
Wereldhave                                            1,938(c)              238,840
Westfield Group                                      73,697(c)            1,207,169
                                                                    ---------------
Total                                                                     4,837,329
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CapitaLand                                          113,000(c)              528,216
Cheung Kong Holdings                                 96,000(c)            1,382,161
City Developments                                    23,000(c)              185,838
Fabege                                               18,300(c)              195,721
Hang Lung Properties                                189,000(c)              678,683
Henderson Land Development                           50,000(c)              360,295
Kerry Properties                                     61,500(c)              375,296
Sun Hung Kai Properties                              93,000(c)            1,468,746
Swire Pacific Series A                               52,500(c)              595,021
Wharf Holdings                                       84,000(c)              399,413
                                                                    ---------------
Total                                                                     6,169,390
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Arkansas Best                                         5,641                 179,722
Avis Budget Group                                     7,256(b)               77,059
Con-way                                               7,821                 386,983
MTR                                                 107,000(c)              370,319
Nippon Express                                       92,000(c)              532,252
Ryder System                                          2,599                 158,305
Werner Enterprises                                    5,970                 110,803
YRC Worldwide                                        17,467(b)              229,167
                                                                    ---------------
Total                                                                     2,044,610
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Advanced Analogic Technologies                       10,970(b)               61,651
Amkor Technology                                     11,387(b)              121,841
Cypress Semiconductor                                 2,382(b)               56,239
Intel                                             1,186,356              25,127,021
MKS Instruments                                       2,295(b)               49,113
Monolithic Power Systems                              1,880(b)               33,144
NVIDIA                                               50,713(b)            1,003,610
OmniVision Technologies                               8,009(b)              134,711
Pericom Semiconductor                                 5,487(b)               80,549

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
RF Micro Devices                                     12,204(b)              $32,463
SUMCO                                                 9,900(c)              218,329
                                                                    ---------------
Total                                                                    26,918,671
-----------------------------------------------------------------------------------

SOFTWARE (2.1%)
ANSYS                                                 2,043(b)               70,524
BGC Partners Cl A                                     5,804(b)               67,675
Concur Technologies                                   8,770(b)              272,309
Electronic Arts                                      24,468(b)            1,221,443
Microsoft                                           900,435              25,554,345
NAVTEQ                                                3,768(b)              256,224
Nintendo                                              8,700(c)            4,551,880
Nuance Communications                                 6,589(b)              114,714
Oracle                                              480,129(b)            9,391,323
Taleo Cl A                                            3,366(b)               65,300
VASCO Data Security Intl                              3,388(b)               46,348
                                                                    ---------------
Total                                                                    41,612,085
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (2.5%)
Abercrombie & Fitch Cl A                             17,489               1,279,145
Asbury Automotive Group                               7,733                 106,406
AutoNation                                           92,434(b)            1,383,737
Barnes & Noble                                        8,197                 251,238
Bed Bath & Beyond                                    72,941(b)            2,151,760
Best Buy                                             59,949               2,485,486
Blockbuster Cl A                                     54,040(b,k)            176,170
Borders Group                                         2,799                  16,430
Cato Cl A                                             7,635                 114,067
Conn's                                                4,158(b)               67,817
DSG Intl                                            198,327(c)              250,178
Esprit Holdings                                      61,400(c)              745,081
Foot Locker                                          13,535                 159,307
GameStop Cl A                                        69,486(b)            3,593,121
Gap                                                 118,973               2,341,389
Group 1 Automotive                                    5,344                 125,477
Home Depot                                          801,757              22,425,142
Kingfisher                                          312,998(c)              822,769
Lowe's Companies                                    417,761               9,583,437
RadioShack                                           43,295                 703,544
Rent-A-Center                                        11,154(b)              204,676

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Sherwin-Williams                                     18,697                $954,295
Sonic Automotive Cl A                                 7,550                 155,153
Stage Stores                                          9,464                 153,317
                                                                    ---------------
Total                                                                    50,249,142
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach                                                66,181(b)            1,995,357
Crocs                                                 2,165(b)               37,823
Deckers Outdoor                                       1,252(b)              134,991
Hanesbrands                                           3,987(b)              116,420
Jones Apparel Group                                  22,021                 295,522
Liz Claiborne                                        57,152               1,037,309
Nike Cl B                                            65,041               4,422,787
Swatch Group                                          1,821(c)              487,644
VF                                                   36,331               2,816,016
                                                                    ---------------
Total                                                                    11,343,869
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Corus Bankshares                                     15,872(k)              154,435
Countrywide Financial                               212,196(k)            1,167,078
Fannie Mae                                          383,484              10,093,298
Freddie Mac                                         257,610               6,522,685
MGIC Investment                                      33,279(k)              350,428
PMI Group                                            18,688                 108,764
Radian Group                                          4,680                  30,748
Washington Mutual                                   354,026(k)            3,646,468
                                                                    ---------------
Total                                                                    22,073,904
-----------------------------------------------------------------------------------

TOBACCO (0.2%)
Altria Group                                         29,481                 654,478
British American Tobacco                             13,312(c)              499,884
Imperial Tobacco Group                               13,002(c)              598,590
Philip Morris Intl                                   29,481(b)            1,491,149
                                                                    ---------------
Total                                                                     3,244,101
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Hagemeyer                                            35,117(c)              268,483
Mitsubishi                                           53,800(c)            1,646,066
Mitsui & Co                                          54,000(c)            1,108,113
Rush Enterprises Cl A                                 3,313(b)               52,478
Sojitz                                               85,600(c)              286,510
United Rentals                                        4,490(b)               84,592

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  29

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
TRADING COMPANIES & DISTRIBUTORS (CONT.)
WESCO Intl                                            4,315(b)             $157,454
Wolseley                                             33,768(c)              355,594
WW Grainger                                          10,449                 798,199
                                                                    ---------------
Total                                                                     4,757,489
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
Macquarie Airports                                  134,443(c)              399,655
Macquarie Infrastructure Group                      218,950(c)              558,910
                                                                    ---------------
Total                                                                       958,565
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Syniverse Holdings                                    4,159(b)               69,289
Vodafone Group                                    1,565,888(c)            4,653,435
                                                                    ---------------
Total                                                                     4,722,724
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,544,855,438)                                               $1,462,915,086
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.1%)
ISSUER                                            SHARES                   VALUE(A)
AUTOMOTIVE (0.1%)
Porsche Automobil Holding                             6,019(c)           $1,103,612
-----------------------------------------------------------------------------------

ELECTRIC (--%)
BBI EPS                                               2,324(c)                1,481
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $1,258,305)                                                       $1,105,093
-----------------------------------------------------------------------------------

BONDS (20.9%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
SOVEREIGN (2.7%)(c)
Bundesrepublik Deutschland
 (European Monetary Unit)
  01-04-10                           5.38%        5,715,000              $9,288,241
  01-04-13                           4.50         3,335,000               5,470,031
  01-04-18                           4.00         2,770,000               4,407,893
  07-04-34                           4.75         1,670,000               2,709,324
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  08-01-14                           4.25         2,000,000               3,203,338
  08-01-21                           3.75         1,200,000               1,737,825
  11-01-27                           6.50         1,200,000               2,288,956

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
SOVEREIGN (CONT.)
Govt of Australia
 (Australian Dollar)
  08-15-08                           8.75%          250,000                $230,233
Govt of Canada
 (Canadian Dollar)
  09-01-09                           4.25           670,000                 667,304
  06-01-11                           6.00           500,000                 534,640
Govt of Japan
 (Japanese Yen)
  09-15-09                           0.90       330,000,000               3,326,607
  06-20-12                           1.40       631,000,000               6,511,961
  12-20-13                           1.30       200,000,000               2,065,303
  12-20-15                           1.40       200,000,000               2,072,522
  12-20-17                           1.50       281,000,000               2,884,284
  12-20-22                           1.70       140,000,000               1,396,292
  12-20-27                           2.10        70,000,000                 704,213
  12-20-34                           2.40        39,800,000                 403,838
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00            50,000                  39,437
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00           768,000                 157,016
Govt of Ukraine
  06-11-13                           7.65            85,000                  90,313
Republic of Poland
 (Polish Zloty)
  03-24-10                           5.75           742,000                 329,819
United Kingdom Treasury
 (British Pound)
  09-07-14                           5.00         1,170,000               2,451,057
  09-07-15                           4.75           800,000               1,650,634
                                                                    ---------------
Total                                                                    54,621,081
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (6.6%)
Federal Farm Credit Bank
  10-17-12                           4.50            75,000                  79,126
Federal Home Loan Mtge Corp
  07-17-15                           4.38           165,000                 170,707
  04-16-37                           6.00         5,420,000               5,676,025
Federal Natl Mtge Assn
  05-18-12                           4.88         3,755,000               4,016,949
  07-15-37                           5.63         1,480,000               1,637,043

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 30 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury
  02-28-10                           2.00%      $12,280,000(k)          $12,365,382
  02-28-13                           2.75        10,895,000(k)           11,044,806
  02-15-18                           3.50        10,965,000(k)           11,028,389
  02-15-26                           6.00        13,480,000              16,327,649
  05-15-37                           5.00         1,285,000               1,437,494
U.S. Treasury Inflation-Indexed Bond
  01-15-12                           3.38        17,828,400(p)           20,072,691
  07-15-12                           3.00         7,042,680(p)            7,894,580
  01-15-14                           2.00        11,033,555(p)           11,952,603
  01-15-15                           1.63         4,973,715(p)            5,276,494
  01-15-18                           1.63        13,851,750(p)           14,547,727
  01-15-28                           1.75         7,202,910(p)            7,141,580
                                                                    ---------------
Total                                                                   130,669,245
-----------------------------------------------------------------------------------

ASSET-BACKED (0.3%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49           750,000(j)              751,055
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           2.93         1,025,000(d,h)          1,012,685
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           500,000(d)              492,711
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75           300,000                 301,176
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           8.73         1,250,000(i)               40,234
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           2.76         1,200,000(h)            1,056,751
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78           900,000(d,j)            807,831
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85            66,667(d,j)             66,667

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           6.00%         $800,000(i)             $135,111
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88         1,500,000(i)              361,035
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           1.50           800,000(i)              220,160
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           2.74           298,383(h)              294,653
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45           475,000(d)              468,953
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
  10-12-12                           5.24           220,000(j)              224,708
                                                                    ---------------
Total                                                                     6,233,730
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.5%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.14           250,000                 245,964
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
  07-10-43                           4.67         1,144,000               1,105,047
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45         1,475,000               1,381,177
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57           700,000                 679,750
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47           725,000                 706,310
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68         1,000,000               1,005,057

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  31

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup Commercial Mtge Trust
Series 2005-EMG Cl A1
  09-20-51                           4.15%         $128,549(d)             $127,738
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43           350,000                 343,171
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.89         1,500,000               1,474,790
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23           175,000                 168,657
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03         1,005,210               1,018,782
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
  07-10-37                           5.09           331,000                 327,373
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
  07-10-37                           5.23           400,000                 395,201
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           3.40           175,000(d,h)            162,718
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           6.01         1,600,000               1,599,162
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           3.40         1,275,000(d,h)          1,211,250
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66           450,000                 452,127
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72           750,000                 744,587
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18           950,000                 967,024
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           375,000                 367,303
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
  08-15-38                           4.77           421,902                 419,501

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #735029
  09-01-13                           5.32%         $358,994                $370,536
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77           400,000                 389,855
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77           233,576(d)              232,613
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25           350,000(d)              352,463
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
  12-10-41                           4.86         1,150,000               1,099,400
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           200,000                 196,687
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44         2,600,000               2,529,663
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
  03-10-39                           5.48           500,000                 448,613
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           310,000                 305,891
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55           450,000                 448,700
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           3.93      950,000 (d,h)                760,676
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99           625,000                 351,781
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           372,477                 362,686
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
  03-12-39                           3.97           109,487                 106,020
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77           750,000                 738,719

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 32 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
Series 2004-C2 Cl A2
  05-15-41                           5.25%         $400,000                $394,659
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18           200,000                 197,110
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48           982,706                 956,967
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
  10-15-42                           5.00         1,375,000               1,185,701
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34         1,700,000               1,567,342
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           500,000                 494,433
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49           575,000                 554,004
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79           650,000                 644,019
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                           5.90         1,100,000                 976,284
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20           525,000(d)              333,658
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42         2,100,000               2,016,375
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           250,000                 235,625
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A6
  12-15-29                           4.80           400,000                 393,655
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
  02-15-30                           4.74           325,000                 290,342
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93           800,000                 757,160

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86%         $950,000                $952,331
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37           650,000                 626,537
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           625,000                 601,558
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                           5.86           850,000                 847,539
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                           5.87           825,000                 814,219
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34           140,342                 138,934
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           300,000                 284,508
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.97           350,000                 346,890
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           6.08           700,000                 704,564
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10         1,150,000               1,179,089
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08         1,750,000(d)            1,735,151
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           825,000                 809,136
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           375,000                 362,696
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56         3,175,000               3,046,622
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                           5.58           350,000                 333,105

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  33

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
Series 2006-C29 Cl A4
  11-15-48                           5.31%       $1,200,000              $1,163,391
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                           5.34           500,000                 484,529
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51           250,000                 241,277
                                                                    ---------------
Total                                                                    49,266,402
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (6.8%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19           815,723(g)              767,104
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           2.76         1,432,068(g)            1,091,477
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           222,678                 221,356
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         1,743,226               1,630,666
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
  05-25-35                           2.85           684,064(h)              542,699
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00           623,571                 558,060
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50         2,865,131               2,709,676
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           399,735(d)              396,815

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  04-01-38                           6.00%       $8,090,000(e)           $8,293,514
  04-01-38                           6.50        13,000,000(e)           13,483,437
Federal Home Loan Mtge Corp #B13193
  04-01-19                           5.50           333,667                 342,089
Federal Home Loan Mtge Corp #B15214
  06-01-19                           5.00         2,165,478               2,194,752
Federal Home Loan Mtge Corp #B16408
  09-01-19                           5.50         1,332,778               1,364,427
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50           683,565                 693,737
Federal Home Loan Mtge Corp #G12141
  09-01-20                           4.50           828,723                 828,011
Federal Home Loan Mtge Corp #H01089
  08-01-37                           6.00         3,885,575               3,949,194
Federal Natl Mtge Assn
  04-01-23                           6.00         2,700,000(e)            2,778,467
  04-01-38                           5.00         4,000,000(e)            3,958,125
  04-01-38                           5.50        10,500,000(e)           10,597,617
  04-01-38                           6.00        13,500,000(e)           13,825,897
  04-01-38                           7.00         2,000,000(e)            2,098,125
Federal Natl Mtge Assn #190353
  08-01-34                           5.00           354,660                 351,802
Federal Natl Mtge Assn #254684
  03-01-18                           5.00         1,240,040               1,257,615
Federal Natl Mtge Assn #254800
  07-01-23                           5.50         1,185,848               1,207,796
Federal Natl Mtge Assn #545874
  08-01-32                           6.50           917,003                 962,719
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         1,854,004               1,910,880
Federal Natl Mtge Assn #555740
  08-01-18                           4.50           793,366                 795,721
Federal Natl Mtge Assn #598558
  08-01-16                           6.00           391,294                 405,520
Federal Natl Mtge Assn #661185
  06-01-17                           7.00           242,270                 254,430
Federal Natl Mtge Assn #668824
  08-01-32                           6.50           978,000               1,019,529
Federal Natl Mtge Assn #670387
  08-01-32                           7.00            88,226                  93,930
Federal Natl Mtge Assn #671054
  01-01-33                           7.00           828,163                 880,075
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         1,433,119               1,422,406

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 34 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725424
  04-01-34                           5.50%       $3,444,966              $3,488,898
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         6,031,361               6,103,848
Federal Natl Mtge Assn #730153
  08-01-33                           5.50         1,002,713               1,015,500
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         2,750,206               2,728,043
Federal Natl Mtge Assn #735224
  02-01-35                           5.50         2,917,148               2,954,349
Federal Natl Mtge Assn #743579
  11-01-33                           5.50         1,144,729               1,159,327
Federal Natl Mtge Assn #745079
  12-01-20                           5.00         4,553,637               4,606,720
Federal Natl Mtge Assn #785506
  06-01-34                           5.00         2,807,992               2,785,363
Federal Natl Mtge Assn #786151
  07-01-19                           5.50         2,900,576               2,976,913
Federal Natl Mtge Assn #791447
  10-01-34                           6.00           907,211                 932,560
Federal Natl Mtge Assn #822083
  07-01-35                           5.00         1,930,859               1,913,887
Federal Natl Mtge Assn #878661
  02-01-36                           5.50         1,966,939               1,972,820
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         1,914,499               1,920,223
Federal Natl Mtge Assn #883201
  07-01-36                           6.50           956,433                 993,978
Federal Natl Mtge Assn #888414
  11-01-35                           5.00         2,667,801               2,644,351
Federal Natl Mtge Assn #915770
  03-01-37                           6.50         4,040,555               4,188,212
Federal Natl Mtge Assn #952330
  10-01-37                           7.00         2,914,893               3,061,824
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           2.90           300,678(g)              212,560
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           2.85         1,381,557(g)              904,437

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00%         $302,188                $303,133
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00         1,939,045               1,791,245
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00           738,690                 684,980
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50           719,673                 712,027
                                                                    ---------------
Total                                                                   132,942,866
-----------------------------------------------------------------------------------

BANKING (0.3%)
Citigroup
 Sr Unsecured
  03-05-38                           6.88            20,000                  19,946
Citigroup
 Sub Nts
  02-15-17                           5.50         1,695,000               1,587,727
KfW
 (Japanese Yen)
  01-20-14                           1.35       120,000,000(c)            1,240,115
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63           830,000                 661,324
Popular North America
  10-01-08                           3.88         1,850,000               1,843,320
Regions Bank
 Sub Nts
  06-26-37                           6.45           280,000                 228,894
                                                                    ---------------
Total                                                                     5,581,326
-----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (--%)
United Rentals North America
  02-15-12                           6.50           565,000                 511,325
-----------------------------------------------------------------------------------

ELECTRIC (0.3%)
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80            30,000                  30,196

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  35

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Exelon
Sr Unsecured
  06-15-10                           4.45%       $1,000,000              $1,010,259
Indiana Michigan Power
 Sr Unsecured
  03-15-37                           6.05           955,000                 844,850
Michigan Strategic Fund
  04-01-35                           7.45           225,000(h,q)            225,000
Northern States Power
 Sr Unsecured
  08-01-09                           6.88           375,000                 390,134
Ohio Air Quality Development Authority
  11-01-40                           7.81           825,000(h,q)            825,000
Portland General Electric
  03-15-10                           7.88           365,000                 391,752
Potomac Electric Power
 Sr Secured
  06-01-35                           5.40           360,000                 302,443
Public Service Company of Colorado
 Sr Unsecured Series A
  07-15-09                           6.88           430,000                 445,412
Sierra Pacific Power
 Series M
  05-15-16                           6.00         1,195,000               1,177,597
                                                                    ---------------
Total                                                                     5,642,643
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         2,075,000(d)            2,070,531
HJ Heinz
 Sr Unsecured
  12-01-08                           6.43           290,000(d)              294,907
Molson Coors Capital Finance
  09-22-10                           4.85           430,000(c)              438,244
                                                                    ---------------
Total                                                                     2,803,682
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (--%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00           490,000                 487,648
-----------------------------------------------------------------------------------

GAS PIPELINES (--%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75           390,000                 421,329
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

HEALTH CARE INSURANCE (--%)
Aetna
 Sr Unsecured
  12-15-37                           6.75%         $395,000                $380,946
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.1%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95           645,000                 667,025
XTO Energy
 Sr Unsecured
  06-30-15                           5.30           855,000                 864,756
                                                                    ---------------
Total                                                                     1,531,781
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Pricoa Global Funding I
 Secured
  10-18-12                           5.40           600,000(d)              623,508
Prudential Financial
 Sr Unsecured
  12-01-37                           6.63           595,000                 579,084
                                                                    ---------------
Total                                                                     1,202,592
-----------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Comcast
  03-15-37                           6.45         1,465,000               1,380,527
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
British Sky Broadcasting Group
  02-23-09                           6.88         1,780,000(c)            1,826,891
News America
  12-15-35                           6.40         1,305,000               1,266,527
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13         1,620,000               1,485,159
                                                                    ---------------
Total                                                                     4,578,577
-----------------------------------------------------------------------------------

PAPER (--%)
Boise Cascade LLC
  10-15-14                           7.13           215,000                 200,488
-----------------------------------------------------------------------------------

RAILROADS (0.1%)
Burlington Northern Sante Fe
  01-15-15                           4.88           580,000                 580,781

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 36 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
RAILROADS (CONT.)
CSX
Sr Unsecured
  11-01-09                           4.88%       $1,400,000              $1,413,524
  04-01-15                           6.25           350,000                 354,921
                                                                    ---------------
Total                                                                     2,349,226
-----------------------------------------------------------------------------------

REITS (--%)
Brandywine Operating Partnership LP
  05-01-17                           5.70           230,000                 186,604
ERP Operating LP
 Sr Unsecured
  06-15-17                           5.75           435,000                 397,751
                                                                    ---------------
Total                                                                       584,355
-----------------------------------------------------------------------------------

RETAILERS (--%)
Macys Retail Holdings
  07-15-09                           4.80           740,000                 731,271
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Erac USA Finance
  10-15-17                           6.38         1,305,000(d)            1,179,198
FedEx
  04-01-09                           3.50           890,000                 884,794
                                                                    ---------------
Total                                                                     2,063,992
-----------------------------------------------------------------------------------

WIRELINES (0.6%)
AT&T
 Sr Unsecured
  03-15-11                           6.25         1,415,000               1,481,540
  01-15-38                           6.30         1,135,000               1,092,619
Telecom Italia Capital
  11-15-13                           5.25         1,515,000(c)            1,415,601
Telefonica Europe
  09-15-10                           7.75           950,000(c)            1,019,102

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
TELUS
 Sr Unsecured
  06-01-11                           8.00%       $3,315,000(c)           $3,605,358
Verizon New York
 Sr Unsecured Series A
  04-01-12                           6.88         2,035,000               2,140,216
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                           5.65           705,000                 721,412
                                                                    ---------------
Total                                                                    11,475,848
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $411,233,091)                                                   $415,660,880
-----------------------------------------------------------------------------------

SENIOR LOANS (--%)(n)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

MEDIA NON CABLE
Nielsen Finance
 Term Loan
  08-09-13                           5.35%         $243,376(c)             $218,769
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $242,905)                                                           $218,769
-----------------------------------------------------------------------------------

MONEY MARKET FUND (10.8%)(l)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                215,284,773(o)         $215,284,773
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $215,284,773)                                                   $215,284,773
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,172,874,512)(s)                                            $2,095,184,601
===================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  37

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                (9)          $(1,069,172)     June 2008          $(19,285)
U.S. Treasury Note, 5-year           (508)          (58,031,065)     June 2008          (256,288)
U.S. Treasury Note, 10-year          (116)          (13,798,563)     June 2008          (342,927)
---------------------------------------------------------------------------------------------------
Total                                                                                  $(618,500)
---------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2008

                                                                                      NOTIONAL    PREMIUM
                          REFERENCED       BUY/SELL    PAY/RECEIVE    EXPIRATION     PRINCIPAL     PAID/      UNREALIZED
COUNTERPARTY                ENTITY        PROTECTION   FIXED RATE        DATE          AMOUNT     RECEIVED   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group    CDX North America     Sell        0.60%       Dec. 20, 2012   $5,000,000    $4,154      $(183,261)
                       Investment Grade
                       Index
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group    CDX North America     Sell         0.60       Dec. 20, 2012    5,000,000    13,444       (173,970)
                       Investment Grade
                       Index
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group    CDX North America     Sell         0.60       Dec. 20, 2012    5,000,000    17,574       (169,841)
                       Investment Grade
                       Index
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group    CDX North America     Sell         0.60       Dec. 20, 2012    5,000,000    35,772       (151,642)
                       Investment Grade
                       Index
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group    CDX North America     Sell         0.60       Dec. 20, 2012    5,000,000    50,390       (137,025)
                       Investment Grade
                       Index
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley         CDX North America     Sell         0.60       Dec. 20, 2012    5,000,000    40,233       (147,264)
                       Investment Grade
                       Index
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley         CDX North America     Sell         0.60       Dec. 20, 2012    5,000,000    67,643       (119,772)
                       Investment Grade
                       Index
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                        $(1,082,775)
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 38 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 20.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $12,330,073 or 0.6% of net assets.

(e) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $54,307,871. See Note 1 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2008.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(k) At March 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(l) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.9% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 6.9% of net assets.

(m) At March 31, 2008, investments in securities included securities valued at $213,645 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  39

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2008, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Michigan Strategic Fund
   7.45% 2035                                   02-27-08                  $225,000
Ohio Air Quality Development
Authority
   7.81% 2040                                   02-28-08                   825,000

(r) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(s) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $2,172,875,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $136,554,000
Unrealized depreciation                                           (214,244,000)
-------------------------------------------------------------------------------
Net unrealized depreciation                                       $(77,690,000)
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 40 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
---------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $1,957,589,739)       $1,879,899,828
   Affiliated money market fund (identified cost
      $215,284,773)                                                215,284,773
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $2,172,874,512)                                               2,095,184,601
Cash                                                                     8,159
Foreign currency holdings (identified cost $301,693)                   302,475
Capital shares receivable                                            2,117,621
Dividends and accrued interest receivable                            6,757,098
Receivable for investment securities sold                           20,929,606
------------------------------------------------------------------------------
Total assets                                                     2,125,299,560
------------------------------------------------------------------------------
LIABILITIES
Premiums received on outstanding credit default swap
   contracts                                                           229,210
Capital shares payable                                               2,288,617
Payable for investment securities purchased                         54,528,719
Payable upon return of securities loaned                            77,299,650
Variation margin payable                                               150,456
Unrealized depreciation on swap contracts                            1,082,775
Accrued investment management services fee                              90,547
Accrued distribution fee                                               246,592
Accrued transfer agency fee                                             19,213
Accrued administrative services fee                                     11,981
Accrued plan administration services fee                                   925
Other accrued expenses                                                 292,799
------------------------------------------------------------------------------
Total liabilities                                                  136,241,484
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $1,989,058,076
==============================================================================

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  41

MARCH 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    1,928,001
Additional paid-in capital                                       2,060,853,183
Undistributed net investment income                                    759,456
Accumulated net realized gain (loss)                                 4,812,584
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      (79,295,148)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $1,989,058,076
==============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                          $1,685,950,383
                                            Class B                          $  226,814,763
                                            Class C                          $   68,247,797
                                            Class I                          $        4,483
                                            Class R2                         $        4,483
                                            Class R3                         $        4,483
                                            Class R4                         $    8,027,201
                                            Class R5                         $        4,483
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)  163,161,559   $        10.33
                                            Class B shares      22,162,570   $        10.23
                                            Class C shares       6,697,796   $        10.19
                                            Class I shares             434   $        10.33
                                            Class R2 shares            434   $        10.33
                                            Class R3 shares            434   $        10.33
                                            Class R4 shares        776,465   $        10.34
                                            Class R5 shares            434   $        10.33
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                      $   75,144,604
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.96. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 42 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  19,337,068
Interest                                                            7,554,207
Income distributions from affiliated money market fund              3,177,280
Fee income from securities lending                                    377,761
   Less foreign taxes withheld                                       (596,990)
-----------------------------------------------------------------------------
Total income                                                       29,849,326
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  5,523,545
Distribution fee
   Class A                                                          2,272,764
   Class B                                                          1,210,637
   Class C                                                            351,134
   Class R2                                                                12
   Class R3                                                                 6
Transfer agency fee
   Class A                                                          1,228,535
   Class B                                                            174,816
   Class C                                                             49,033
   Class R2                                                                 2
   Class R3                                                                 2
   Class R4                                                             3,203
   Class R5                                                                 2
Administrative services fee                                           788,152
Plan administration services fee
   Class R2                                                                 6
   Class R3                                                                 6
   Class R4                                                            16,015
Compensation of board members                                          19,360
Custodian fees                                                        217,363
Printing and postage                                                  222,200
Registration fees                                                      84,900
Professional fees                                                      24,242
Other                                                                  36,943
-----------------------------------------------------------------------------
Total expenses                                                     12,222,878
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                   (9,382)
-----------------------------------------------------------------------------
                                                                   12,213,496
   Earnings and bank fee credits on cash balances                     (42,376)
-----------------------------------------------------------------------------
Total net expenses                                                 12,171,120
-----------------------------------------------------------------------------
Investment income (loss) - net                                     17,678,206
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  43

SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $  24,037,437
   Foreign currency transactions                                      537,098
   Futures contracts                                               (2,975,583)
   Swap transactions                                                 (564,813)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                            21,034,139
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (293,947,885)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (272,913,746)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(255,235,540)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 44 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
                                                     MARCH 31, 2008          YEAR ENDED
                                                      (UNAUDITED)          SEPT. 30, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $   17,678,206        $   32,428,152
Net realized gain (loss) on investments                  21,034,139           134,248,181
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                  (293,947,885)          115,514,252
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (255,235,540)          282,190,585
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                           (15,906,723)          (30,526,996)
      Class B                                            (1,240,433)           (2,639,993)
      Class C                                              (379,258)             (626,531)
      Class I                                                   (54)                 (117)
      Class R2                                                  (46)                  (84)
      Class R3                                                  (53)                  (94)
      Class R4                                             (127,677)             (316,578)
      Class R5                                                  (52)                 (115)
   Net realized gain
      Class A                                          (104,574,475)                   --
      Class B                                           (14,104,037)                   --
      Class C                                            (4,106,155)                   --
      Class I                                                  (296)                   --
      Class R2                                                 (296)                   --
      Class R3                                                 (296)                   --
      Class R4                                             (935,500)                   --
      Class R5                                                 (296)                   --
-----------------------------------------------------------------------------------------
Total distributions                                    (141,375,647)          (34,110,508)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  45

                                                    SIX MONTHS ENDED
                                                     MARCH 31, 2008          YEAR ENDED
                                                      (UNAUDITED)          SEPT. 30, 2007
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                    $  206,922,787        $  666,874,937
   Class B shares                                        39,698,046           127,978,123
   Class C shares                                        17,151,046            43,326,495
   Class I shares                                                --                 5,000
   Class R2 shares                                               --                 5,000
   Class R3 shares                                               --                 5,000
   Class R4 shares                                        1,250,630             3,051,413
   Class R5 shares                                               --                 5,000
Reinvestment of distributions at net asset
   value
   Class A shares                                       118,630,506            29,989,700
   Class B shares                                        14,960,679             2,579,152
   Class C shares                                         4,258,889               588,177
   Class R4 shares                                        1,063,176               316,578
Payments for redemptions
   Class A shares                                      (175,044,796)         (246,569,364)
   Class B shares                                       (25,775,985)          (62,527,855)
   Class C shares                                        (7,005,999)           (4,898,778)
   Class R4 shares                                       (8,864,163)           (2,532,857)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                   187,244,816           558,195,721
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                (209,366,371)          806,275,798
Net assets at beginning of period                     2,198,424,447         1,392,148,649
-----------------------------------------------------------------------------------------
Net assets at end of period                          $1,989,058,076        $2,198,424,447
=========================================================================================
Undistributed net investment income                  $      759,456        $      735,546
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 46 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
-----------------------------
(UNAUDITED AS TO MARCH 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Strategic Allocation Fund (the Fund) is a series of RiverSource Strategic Allocation Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategic Allocation Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At March 31, 2008, RiverSource Investments, LLC (the Investment Manager) owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT 47 dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At March 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2008 was $1,050,000 representing 0.05% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During

--------------------------------------------------------------------------------

 48 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2008, the Fund has entered into outstanding when-issued securities of $54,307,871.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At March 31, 2008, the Fund had no outstanding forward sale commitments.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT 49 may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended March 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on

--------------------------------------------------------------------------------

 50 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT dividends, interest income and foreign withholding taxes. At March 31, 2008, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At March 31, 2008, the Fund had no outstanding forward foreign currency contracts.

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  51

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At March 31, 2008, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

 52 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Oct. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  53

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.57% to 0.39% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Flexible Portfolio Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $428,404 for the six months ended March 31, 2008. The management fee for the six months ended, March 31, 2008 was 0.52% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended March 31, 2008 was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2008, other expenses paid to this company were $5,341.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market

--------------------------------------------------------------------------------

 54 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $3,317,604 for Class A, $103,331 for Class B and $12,284 for Class C for the six months ended March 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended March 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.23% for Class R2, 0.98% for Class R3 and 0.80% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $1,178 for Class R4 and the plan administration services fees were $6, $6 and $8,192 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2008,

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT 55 such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.96% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended March 31, 2008, the Fund's custodian and transfer agency fees were reduced by $42,376 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,272,131,431 and $1,299,195,015, respectively, for the six months ended March 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED MARCH 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      18,050,118     10,724,671      (15,632,624)       13,142,165
Class B                       3,504,161      1,361,981       (2,362,590)        2,503,552
Class C                       1,515,095        389,535         (647,896)        1,256,734
Class R4                        107,323         95,867         (777,962)         (574,772)
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED SEPT. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      56,135,300      2,492,340      (20,791,248)       37,836,392
Class B                      10,906,880        216,202       (5,155,193)        5,967,889
Class C                       3,693,718         49,294         (416,702)        3,326,310
Class I*                            434             --               --               434
Class R2*                           434             --               --               434
Class R3*                           434             --               --               434
Class R4                        259,899         26,366         (212,989)           73,276
Class R5*                           434             --               --               434
----------------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.

--------------------------------------------------------------------------------

 56 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2008, securities valued at $75,144,604 were on loan to brokers. For collateral, the Fund received $77,299,650 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $377,761 for the six months ended March 31, 2008. Expenses paid to the Investment Manager were $6,846 for the six months ended March 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $649,790,913 and $574,980,743, respectively, for the six months ended March 31, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT 57 the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended March 31, 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

--------------------------------------------------------------------------------

 58 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  59

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,        2008(H)           2007           2006           2005           2004
Net asset value, beginning of
  period                              $12.48         $10.78          $9.96          $8.73          $7.88
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .10(b)         .22(b)         .18            .15            .12
Net gains (losses) (both realized
 and unrealized)                       (1.47)          1.71            .80           1.22            .85
--------------------------------------------------------------------------------------------------------
Total from investment operations       (1.37)          1.93            .98           1.37            .97
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.10)          (.23)          (.16)          (.14)          (.12)
Distributions from realized gains       (.68)            --             --             --             --
--------------------------------------------------------------------------------------------------------
Total distributions                     (.78)          (.23)          (.16)          (.14)          (.12)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.33         $12.48         $10.78          $9.96          $8.73
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $1,686         $1,872         $1,209           $938           $886
--------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                  1.03%(e)       1.12%          1.12%          1.09%           .99%
--------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.76%(e)       1.90%          1.84%          1.54%          1.37%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  62%           123%           122%           134%           127%
--------------------------------------------------------------------------------------------------------
Total return(f)                      (11.34%)(g)     17.97%          9.88%         15.81%         12.31%
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 60 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,        2008(H)           2007           2006           2005           2004
Net asset value, beginning of
 period                               $12.36         $10.69          $9.88          $8.66          $7.83
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .06(b)         .13(b)         .10            .07            .05
Net gains (losses) (both realized
 and unrealized)                       (1.45)          1.68            .80           1.22            .83
--------------------------------------------------------------------------------------------------------
Total from investment operations       (1.39)          1.81            .90           1.29            .88
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.06)          (.14)          (.09)          (.07)          (.05)
Distributions from realized gains       (.68)            --             --             --             --
--------------------------------------------------------------------------------------------------------
Total distributions                     (.74)          (.14)          (.09)          (.07)          (.05)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.23         $12.36         $10.69          $9.88          $8.66
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $227           $243           $146            $96            $90
--------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                  1.79%(e)       1.88%          1.89%          1.86%          1.76%
--------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.00%(e)       1.14%          1.09%           .78%           .59%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  62%           123%           122%           134%           127%
--------------------------------------------------------------------------------------------------------
Total return(f)                      (11.64%)(g)     17.02%          9.09%         14.93%         11.26%
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  61

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,        2008(H)           2007           2006           2005           2004
Net asset value, beginning of
 period                               $12.31         $10.66          $9.86          $8.65          $7.82
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .06(b)         .14(b)         .10            .08            .06
Net gains (losses) (both realized
 and unrealized)                       (1.44)          1.66            .79           1.21            .83
--------------------------------------------------------------------------------------------------------
Total from investment operations       (1.38)          1.80            .89           1.29            .89
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.06)          (.15)          (.09)          (.08)          (.06)
Distributions from realized gains       (.68)            --             --             --             --
--------------------------------------------------------------------------------------------------------
Total distributions                     (.74)          (.15)          (.09)          (.08)          (.06)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.19         $12.31         $10.66          $9.86          $8.65
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $68            $67            $23             $7             $4
--------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                  1.79%(e)       1.88%          1.89%          1.87%          1.77%
--------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.01%(e)       1.16%          1.14%           .78%           .58%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  62%           123%           122%           134%           127%
--------------------------------------------------------------------------------------------------------
Total return(f)                      (11.58%)(g)     16.97%          9.11%         14.92%         11.36%
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 1.78% for the six months ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 62 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,             2008(I)         2007(B)
Net asset value, beginning of period       $12.47          $11.52
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)               .12             .22
Net gains (losses) (both realized and
 unrealized)                                (1.45)           1.00
-------------------------------------------------------------------------------------------------
Total from investment operations            (1.33)           1.22
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.13)           (.27)
Distributions from realized gains            (.68)             --
-------------------------------------------------------------------------------------------------
Total distributions                          (.81)           (.27)
-------------------------------------------------------------------------------------------------
Net asset value, end of period             $10.33          $12.47
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $--             $--
-------------------------------------------------------------------------------------------------
Total expenses(d),(e)                        .67%(f)         .73%(f)
-------------------------------------------------------------------------------------------------
Net investment income (loss)                2.13%(f)        2.33%(f)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                       62%            123%
-------------------------------------------------------------------------------------------------
Total return(g)                           (11.09%)(h)      10.70%(h)
-------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  63

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,   2008(K)         2007(B)
Net asset value, beginning of
 period                          $12.47          $11.52
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income
 (loss)(c)                          .09             .14
Net gains (losses) (both
 realized and unrealized)         (1.44)           1.00
-------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.35)           1.14
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.11)           (.19)
Distributions from realized
 gains                             (.68)             --
-------------------------------------------------------------------------------------------------------
Total distributions                (.79)           (.19)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $10.33          $12.47
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--             $--
-------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.48%(f)        1.54%(f)
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)  1.23%(f)        1.54%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)      1.54%(f)        1.51%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate             62%            123%
-------------------------------------------------------------------------------------------------------
Total return(i)                 (11.23%)(j)      10.01%(j)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have waived certain fees and expenses.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 64 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,   2008(K)         2007(B)
Net asset value, beginning of
 period                          $12.47          $11.52
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income
 (loss)(c)                          .10             .17
Net gains (losses) (both
 realized and unrealized)         (1.44)           1.00
-------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.34)           1.17
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.12)           (.22)
Distributions from realized
 gains                             (.68)             --
-------------------------------------------------------------------------------------------------------
Total distributions                (.80)           (.22)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $10.33          $12.47
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--             $--
-------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.23%(f)        1.32%(f)
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)   .98%(f)        1.32%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)      1.82%(f)        1.75%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate             62%            123%
-------------------------------------------------------------------------------------------------------
Total return(i)                 (11.12%)(j)      10.22%(j)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have waived certain fees and expenses.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  65

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,        2008(J)           2007           2006           2005           2004
Net asset value, beginning of
 period                               $12.48         $10.78          $9.96          $8.72          $7.88
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .11(b)         .24(b)         .21            .16            .13
Net gains (losses) (both realized
 and unrealized)                       (1.45)          1.70            .79           1.24            .84
--------------------------------------------------------------------------------------------------------
Total from investment operations       (1.34)          1.94           1.00           1.40            .97
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.12)          (.24)          (.18)          (.16)          (.13)
Distributions from realized gains       (.68)            --             --             --             --
--------------------------------------------------------------------------------------------------------
Total distributions                     (.80)          (.24)          (.18)          (.16)          (.13)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.34         $12.48         $10.78          $9.96          $8.72
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $8            $17            $14             $4             $5
--------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            .95%(e)       1.03%           .96%           .92%           .83%
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)        .80%(e)       1.00%           .96%           .92%           .83%
--------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.94%(e)       2.01%          2.07%          1.72%          1.54%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  62%           123%           122%           134%           127%
--------------------------------------------------------------------------------------------------------
Total return(h)                      (11.15%)(i)     18.08%         10.07%         16.13%         12.37%
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 66 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,           2008(I)        2007(B)
Net asset value, beginning of period     $12.47         $11.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .12            .22
Net gains (losses) (both realized and
 unrealized)                              (1.46)           .99
-----------------------------------------------------------------------------------------------------------
Total from investment operations          (1.34)          1.21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.26)
Distributions from realized gains          (.68)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.80)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.33         $12.47
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Total expenses(d),(e),(f)                  .73%           .80%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)           2.07%          2.27%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     62%           123%
-----------------------------------------------------------------------------------------------------------
Total return(g),(h)                     (11.12%)        10.65%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  67

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 68 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE STRATEGIC ALLOCATION FUND
     734 Ameriprise Financial Center
     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                             S-6143 AA (5/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

STRATEGIC INCOME ALLOCATION FUND


SEMIANNUAL REPORT FOR
THE PERIOD ENDED

MARCH 31, 2008




RIVERSOURCE STRATEGIC INCOME
ALLOCATION FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME WITH CAPITAL GROWTH
AS A SECONDARY OBJECTIVE.


                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS
----------------------------------------------------


Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     39

Notes to Financial Statements.......     43

Proxy Voting........................     57


          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------


       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------


> RiverSource Strategic Income Allocation Fund (the Fund) declined 1.86% (Class
  A shares, excluding sales charge) for the six months ended March 31, 2008.



> The Fund underperformed the 5.23% gain of the Lehman Brothers Aggregate Bond
  Index (Lehman Index), an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.



> The Fund also underperformed the Lipper Multi-Sector Income Funds Index, representing the Fund's peer group, which rose 0.70%.



ANNUALIZED TOTAL RETURNS (for period ended March 31, 2008)

--------------------------------------------------------------------------------


                                                                Since
                                               6 months*    inception*(a)
------------------------------------------------------------------------------
RiverSource Strategic Income Allocation
  Fund
  Class A (excluding sales charge)              -1.86%         -1.47%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(1)
  (unmanaged)                                   +5.23%         +7.91%
------------------------------------------------------------------------------
Lipper Multi-Sector Income Funds Index(2)       +0.70%         +1.38%



* Not annualized.


(a) Fund data is from May 17, 2007. Lehman Brothers Aggregate Bond Index and Lipper peer group data is from June 1, 2007.



The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.



The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.



The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.



It is not possible to invest directly in an index.



(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.



(2) The Lipper Multi-Sector Income Funds Index includes the 10 largest multi-sector income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------

 2 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------



          STYLE
VALUE    BLEND    GROWTH
                           LARGE
         X                 MEDIUM        SIZE
                           SMALL


Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


PORTFOLIO STATISTICS


----------------------------------------

Weighted average life(1)           6.3 years
--------------------------------------------
Effective duration(2)              3.0 years
--------------------------------------------
Weighted average loan and bond
   rating(3)                       A-
--------------------------------------------


ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------


                         Total      Net Expenses(a)
--------------------------------------------------------
Class A                  1.27%           1.16%
--------------------------------------------------------
Class B                  2.09%           1.92%
--------------------------------------------------------
Class C                  2.06%           1.91%
--------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.16% for Class A, 1.92% for Class B and

     1.91% for Class C.



(1) WEIGHTED AVERAGE LIFE measures a loan's or a bond's maturity, which takes into consideration the possibility that the issuer may call the loan or the bond before its maturity date.



(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.



(3) WEIGHTED AVERAGE LOAN AND BOND RATING represents the average credit quality of the underlying loans and bonds in the portfolio.



There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.



International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------

       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT MARCH 31, 2008
                                                   SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   INCEPTION*
 Class A (inception 5/17/07)          -1.86%       -1.47%
---------------------------------------------------------------
 Class B (inception 5/17/07)          -2.23%       -2.10%
---------------------------------------------------------------
 Class C (inception 5/17/07)          -2.23%       -2.13%
---------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/17/07)          -6.51%       -6.16%
---------------------------------------------------------------
 Class B (inception 5/17/07)          -7.00%       -6.80%
---------------------------------------------------------------
 Class C (inception 5/17/07)          -3.19%       -3.07%
---------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.



* Not annualized.


--------------------------------------------------------------------------------

 4 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)


Dear Shareholders,



RiverSource Strategic Income Allocation Fund declined 1.86% (Class A shares, excluding sales charge) for the six months ended March 31, 2008. The Fund underperformed the 5.23% gain of the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged index representing U.S. taxable investment-grade bonds, during the same period. The Fund also underperformed the Lipper Multi-Sector Income Funds Index, representing the Fund's peer group, which rose 0.70%.



SIGNIFICANT PERFORMANCE FACTORS


Financial markets globally struggled during this semiannual period given the ongoing credit crisis, further downdrafts in the U.S. housing market and uncertainty surrounding the impact a U.S. economic slowdown could have on international economies. In an effort to prop up the slumping economy and stabilize the financial markets, the U.S. Federal Reserve Board (the Fed) cut interest rates by 250 basis points, or 2.50%, bringing the targeted federal funds rate to 2.25% at the end of the period. The Fed also injected additional liquidity into the system in order to encourage borrowing and lending during the quarter. The U.S. government announced plans for a multibillion dollar stimulus package designed to increase consumer spending. Meanwhile, the potential of greater inflation loomed, as oil prices exceeded $100 per barrel and commodity prices in general surged.



ASSET ALLOCATION & SECTOR DIVERSIFICATION(1)


(at March 31, 2008; % of portfolio assets)

-----------------------------------------------------------------


BONDS                                          57.6%
---------------------------------------------------------
Asset-Backed                                    0.8%
---------------------------------------------------------
Commercial Mortgage-Backed                      3.7%
---------------------------------------------------------
Consumer Discretionary                          0.9%
---------------------------------------------------------
Consumer Staples                                0.8%
---------------------------------------------------------
Energy                                          0.6%
---------------------------------------------------------
Financials                                      2.4%
---------------------------------------------------------
Foreign Government                             11.6%
---------------------------------------------------------
Health Care                                     0.4%
---------------------------------------------------------
Industrials                                     0.7%
---------------------------------------------------------
Materials                                       0.8%
---------------------------------------------------------


--------------------------------------------------------------------------------

       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


Mortgage-Backed                                16.7%
---------------------------------------------------------
Telecommunication                               3.2%
---------------------------------------------------------
U.S. Government Obligations & Agencies         13.6%
---------------------------------------------------------
Utilities                                       1.4%
---------------------------------------------------------
SENIOR LOANS                                   24.6%
---------------------------------------------------------
STOCKS                                          8.6%
---------------------------------------------------------
CASH & CASH EQUIVALENTS(2)                      9.2%
---------------------------------------------------------



(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.


(2) Of the 9.2%, 6.2% is due to securities purchased on a forward-commitment basis.



The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



Given these macroeconomic conditions, U.S. equities, as measured by the S&P 500 Index, an unmanaged index of common stocks, experienced both a sizable correction and heightened volatility during the semiannual period, with greater-than-1% price swings not uncommon.



The Fund's performance resulted primarily from the performance of the proprietary, quantitative models we employ in selecting the tactical asset allocation for the Fund among the fixed income, equity and cash asset classes.



The Fund's holdings in higher quality fixed income securities helped its performance most. An exposure to Treasury inflation-protected securities



QUALITY BREAKDOWN


(at March 31, 2008; % of portfolio assets excluding cash equivalents and equities)

---------------------------------------------------------------------


AAA rating                                     44.9%
---------------------------------------------------------
AA rating                                       4.2%
---------------------------------------------------------
A rating                                        2.3%
---------------------------------------------------------
BBB rating                                      5.3%
---------------------------------------------------------
BB rating                                      22.5%
---------------------------------------------------------
B rating                                       19.1%
---------------------------------------------------------
CCC rating                                      1.3%
---------------------------------------------------------
Non-rated                                       0.4%
---------------------------------------------------------


--------------------------------------------------------------------------------

 6 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.



(TIPS) particularly worked to the Fund's benefit, as interest rates fell, while inflation expectations remained somewhat elevated, thereby boosting the return on TIPS vs. other U.S. bonds. Also, an allocation to non-U.S. dollar bonds, or bonds denominated in foreign currencies, contributed positively to the Fund's performance. The U.S. dollar weakened significantly vs. other major currencies during the semiannual period, and so the value of the Fund's foreign bond positions increased. As the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa. Further supporting the performance of these non-U.S. dollar bonds was the fact that interest rates fell modestly in several developed countries around the world. Remember, there is usually an inverse relationship between bond prices and interest rate movements: Bond prices decline when interest rates rise, but increase when interest rates fall.



Conversely, the Fund's sizable allocations to commercial mortgage-backed securities and residential mortgage securities detracted from results, as these sectors came under increased pressure during the period and lagged the Lehman Index for the six months. Individual issue selection within these two sectors hurt as well. Also, the Fund's positioning in lower quality fixed income securities, including high yield bank loans, detracted, as below-investment-grade fixed income sectors performed poorly, hit by the toxic combination of growing credit concerns and the liquidity crunch, which curtailed dealers' willingness to trade and make markets in riskier sectors. The Fund's short duration positioning relative to the Lehman Index also hurt performance, as interest rates declined substantially over the period. Duration is a measure of the Fund's sensitivity to changes in interest rates.



The Fund maintained a modest allocation of approximately 9% of its assets to large-cap equities and real estate investment trusts (REITs) during the period, consistent with the Fund's long-term target allocation to equities.


--------------------------------------------------------------------------------

       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


This positioning detracted from the Fund's performance, as large-cap equities and REITs lagged the performance of fixed income during the period. More specifically, the Fund's allocation to large-cap equities was driven by the three quantitative investment models - momentum, value and quality - we employ in selecting stocks for the Fund's portfolio. For the semiannual period, the momentum and quality models outperformed the S&P 500 Index for the semiannual period, although not enough to offset the underperformance of the value model.



We generally do not make sector or industry choices based on our outlook for the economy or the equity markets. That said, during the period, the Fund's quantitative models led us to a bias toward quality stocks, which boosted results, as this equity sector performed comparatively well. At the same time, however, the Fund's models positioned its equity portfolio toward the cheapest price/earnings stocks and toward mega-cap, or the largest cap stocks, which detracted. Overall, sector allocation was positive, though stock selection hurt. Sizable positions in energy, materials and information technology added to the Fund's performance. Having only a modest exposure to the strongly-performing consumer staples sector and more significant allocations to the weaker consumer discretionary, health care and financials sectors detracted. Stock selection in information technology was effective but more than offset by poor stock selection in financials, energy and consumer discretionary.



CHANGES TO THE FUND'S PORTFOLIO


We increased the Fund's exposure to TIPS, as actual and anticipated inflation pressures rose and boosted the Fund's position in non-U.S. dollar bonds. We added positions in agency-subordinated debt and municipal auction rate securities during the period, as we sought to take advantage of these high quality securities' compelling yield spreads, or the difference in yield between these securities and Treasuries. We reduced the Fund's exposure to emerging market bonds and high yield corporate bonds, as we found what we believed to be more attractive opportunities in higher quality bonds.



Within the large-cap equity portion of the Fund, any changes in the sub-portfolio's sector allocation over the period were modest and the direct result of stock selection.


--------------------------------------------------------------------------------

 8 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

As we expect volatility within the financial markets to continue through much of 2008, we intend to stay true to our disciplined approach.


It should be noted that the quantitative models used to select the tactical asset allocation for the Fund are run monthly. Prior to implementing the recommended allocation changes, the managers perform a qualitative review of the models' recommendations.
This is done to seek to ensure that there are no influences in the market environment that the models cannot take into account.



OUR FUTURE STRATEGY


Most agree that the view ahead for economic growth has deteriorated, however, we believe the U.S.
economy will avoid recession and growth will be greater than the markets are pricing in currently.
We expect both the fiscal stimulus package and the Fed's significant interest rate cuts to boost economic activity in the second half of 2008.
Moreover, in our view, the inflation picture still seems to be dominated by factors pointing to higher, not lower, inflation. These factors include the decline in the value of the U.S. dollar, rising commodity prices and solid growth of real wages. In the near term, we expect the Fed to lower rates a bit more in an effort to help limit the risk of recession. However, should there be a gradual recovery from the liquidity crunch and the economy recovers to near trend-like growth and inflation pressures remain, we expect the Fed ultimately to disappoint the market with less easing than anticipated. Indeed, we believe there is a real possibility that the Fed will want to take back some of its easing moves later in 2008, once recession risks recede, to help combat rising inflationary pressures. In a modest economic growth environment accompanied by higher inflation, we believe rates should be materially higher.


--------------------------------------------------------------------------------

       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


Given this view, we currently intend to maintain the Fund's emphasis on higher quality spread sectors, or non-Treasury sectors of the fixed income market, over U.S. Treasuries. We especially expect to focus on commercial mortgage-backed securities and non-agency mortgage-backed securities, which we believe continue to offer compelling value, with less of an exposure to agency securities. We further intend to maintain the Fund's equity weighting and its positioning in high yield bank loans. While both of these allocations have been disappointments to date, we still expect both sectors to outperform the broad fixed income market looking out beyond the next few quarters. Within the equity asset class, our focus going forward is to keep using our three well-tested models to attempt to identify good performing stocks regardless of market conditions. In our view, employing style diversification remains a critical advantage to the Fund.



As we expect volatility within the financial markets to continue through much of 2008, we intend to stay true to our disciplined approach. We believe the Fund's consistent, disciplined approach should benefit performance over the long term.




(PHOTO - DIMITRIS          (PHOTO - COLIN        (PHOTO - EROL
BERTSIMAS)                 LUNDGREN)             SONDEREGGER)
Dimitris Bertsimas, Ph.D.  Colin Lundgren,       Erol Sonderegger,
Senior Portfolio Manager   CFA(R)                CFA(R)
                           Portfolio Manager     Portfolio Manager


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------

(UNAUDITED)



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.


The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2008.

ACTUAL EXPENSES


The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------






                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             OCT. 1, 2007    MARCH 31, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  981.40          $5.56           1.11%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.66          $5.67           1.11%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  977.70          $9.45           1.89%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.72          $9.63           1.89%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  977.70          $9.40           1.88%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.77          $9.58           1.88%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended March 31, 2008: -1.86% for Class A, -2.23% for Class B and -2.23% for Class C.


--------------------------------------------------------------------------------

 12 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (9.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (0.1%)
General Dynamics                                         653                 $54,440
Goodrich                                                 505                  29,043
Honeywell Intl                                           672                  37,914
Precision Castparts                                      132                  13,475
                                                                     ---------------
Total                                                                        134,872
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                               391                  28,551
------------------------------------------------------------------------------------

AUTO COMPONENTS (--%)
Johnson Controls                                       1,664                  56,243
------------------------------------------------------------------------------------

AUTOMOBILES (--%)
Ford Motor                                             6,951(b)               39,760
General Motors                                         2,273                  43,300
                                                                     ---------------
Total                                                                         83,060
------------------------------------------------------------------------------------

BEVERAGES (0.4%)
Coca-Cola                                              3,958                 240,923
Coca-Cola Enterprises                                  3,599                  87,096
Pepsi Bottling Group                                   2,357                  79,926
PepsiCo                                                2,788                 201,294
                                                                     ---------------
Total                                                                        609,239
------------------------------------------------------------------------------------

BIOTECHNOLOGY (--%)
Biogen Idec                                            1,343(b)               82,850
------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Masco                                                  1,602                  31,768
------------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Bear Stearns Companies                                   398                   4,175
Charles Schwab                                           965                  18,171
Goldman Sachs Group                                      143                  23,651
Lehman Brothers Holdings                               1,893                  71,253
Merrill Lynch & Co                                     3,328                 135,582
Morgan Stanley                                         4,615                 210,905
State Street                                             398                  31,442
T Rowe Price Group                                       514                  25,700
                                                                     ---------------
Total                                                                        520,879
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHEMICALS (0.3%)
Air Products & Chemicals                                 329                 $30,268
Dow Chemical                                           2,028                  74,732
Monsanto                                               2,487                 277,300
PPG Inds                                                 518                  31,344
Praxair                                                1,020                  85,915
                                                                     ---------------
Total                                                                        499,559
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
BB&T                                                   1,919                  61,522
Comerica                                               1,527                  53,567
Fifth Third Bancorp                                    2,543                  53,200
First Horizon Natl                                     3,595                  50,366
KeyCorp                                                  910                  19,975
Natl City                                              5,441                  54,138
Wachovia                                                 540                  14,580
                                                                     ---------------
Total                                                                        307,348
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (--%)
RR Donnelley & Sons                                      743                  22,520
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Ciena                                                    305(b)                9,403
Corning                                                1,478                  35,531
Juniper Networks                                       3,500(b)               87,500
QUALCOMM                                               1,540                  63,140
                                                                     ---------------
Total                                                                        195,574
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Apple                                                  4,958(b)              711,474
EMC                                                    9,692(b)              138,983
IBM                                                      180                  20,725
Lexmark Intl Cl A                                        864(b)               26,542
                                                                     ---------------
Total                                                                        897,724
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                    580                  81,873
Jacobs Engineering Group                               1,087(b)               79,992
                                                                     ---------------
Total                                                                        161,865
------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DISTRIBUTORS (0.1%)
Genuine Parts                                          2,202                 $88,564
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Bank of America                                        3,034                 115,019
CIT Group                                              1,013                  12,004
Citigroup                                             20,955                 448,856
CME Group                                                 55                  25,801
JPMorgan Chase & Co                                    4,575                 196,496
Leucadia Natl                                          1,867                  84,426
                                                                     ---------------
Total                                                                        882,602
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Verizon Communications                                 1,842                  67,141
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
PPL                                                    1,931                  88,672
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (--%)
Cooper Inds Cl A                                         394                  15,819
Emerson Electric                                         327                  16,828
                                                                     ---------------
Total                                                                         32,647
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Schlumberger                                           4,956                 431,172
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Wal-Mart Stores                                        4,755                 250,493
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Sara Lee                                               6,886                  96,266
------------------------------------------------------------------------------------

GAS UTILITIES (--%)
Questar                                                  665                  37,612
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (--%)
Becton Dickinson & Co                                    338                  29,017
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Aetna                                                    510                  21,466
Cardinal Health                                          765                  40,170
CIGNA                                                  1,436                  58,259
Express Scripts                                        1,581(b)              101,690
Humana                                                   830(b)               37,234
Medco Health Solutions                                 2,131(b)               93,316
                                                                     ---------------
Total                                                                        352,135
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOTELS, RESTAURANTS & LEISURE (--%)
McDonald's                                             1,184                 $66,032
Starwood Hotels & Resorts Worldwide                      140                   7,245
                                                                     ---------------
Total                                                                         73,277
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
Centex                                                   926                  22,418
DR Horton                                              2,469                  38,888
KB Home                                                1,117                  27,623
Lennar Cl A                                            1,844                  34,686
Pulte Homes                                            1,288                  18,740
                                                                     ---------------
Total                                                                        142,355
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Colgate-Palmolive                                        524                  40,825
Kimberly-Clark                                         1,125                  72,619
                                                                     ---------------
Total                                                                        113,444
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
3M                                                     2,495                 197,480
Textron                                                1,467                  81,301
Tyco Intl                                              1,769(c)               77,924
                                                                     ---------------
Total                                                                        356,705
------------------------------------------------------------------------------------

INSURANCE (0.7%)
ACE                                                    1,776(c)               97,787
AFLAC                                                  1,351                  87,747
Allstate                                               4,395                 211,224
Ambac Financial Group                                  1,992                  11,454
American Intl Group                                    3,708                 160,371
Chubb                                                  1,735                  85,848
Genworth Financial Cl A                                3,020                  68,373
Lincoln Natl                                             552                  28,704
Marsh & McLennan Companies                             1,126                  27,418
MBIA                                                   1,054                  12,880
MetLife                                                  379                  22,839
Progressive                                            6,358                 102,173
Safeco                                                 1,813                  79,554
Torchmark                                                539                  32,399
Travelers Companies                                    2,766                 132,353
Unum Group                                             1,246                  27,424
XL Capital Cl A                                          412(c)               12,175
                                                                     ---------------
Total                                                                      1,200,723
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                             1,245(b)               88,769
------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 14 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET SOFTWARE & SERVICES (0.1%)
Google Cl A                                              412(b)             $181,474
VeriSign                                               1,071(b)               35,600
                                                                     ---------------
Total                                                                        217,074
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                          1,111                  19,631
Mattel                                                 2,197                  43,721
                                                                     ---------------
Total                                                                         63,352
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
Waters                                                   264(b)               14,705
------------------------------------------------------------------------------------

MACHINERY (0.3%)
Caterpillar                                            1,179                  92,304
Cummins                                                1,312                  61,428
Deere & Co                                             1,636                 131,599
Illinois Tool Works                                      327                  15,771
Ingersoll-Rand Cl A                                    1,332(c)               59,381
ITT                                                      480                  24,869
Manitowoc                                                871                  35,537
Parker Hannifin                                          881                  61,027
Terex                                                    348(b)               21,750
                                                                     ---------------
Total                                                                        503,666
------------------------------------------------------------------------------------

MEDIA (0.1%)
CBS Cl B                                               3,552                  78,428
Gannett                                                2,452                  71,231
                                                                     ---------------
Total                                                                        149,659
------------------------------------------------------------------------------------

METALS & MINING (0.1%)
Freeport-McMoRan Copper & Gold                         2,188                 210,529
Newmont Mining                                           466                  21,110
                                                                     ---------------
Total                                                                        231,639
------------------------------------------------------------------------------------

MULTILINE RETAIL (--%)
Kohl's                                                   646(b)               27,707
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Chevron                                               10,790                 921,034
ConocoPhillips                                         5,715                 435,540
Exxon Mobil                                            9,740                 823,809
Occidental Petroleum                                   4,640                 339,509
                                                                     ---------------
Total                                                                      2,519,892
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PHARMACEUTICALS (1.0%)
Allergan                                                 314                 $17,706
Eli Lilly & Co                                           973                  50,197
Forest Laboratories                                      901(b)               36,049
Johnson & Johnson                                      8,467                 549,254
King Pharmaceuticals                                   6,422(b)               55,871
Merck & Co                                             3,179                 120,643
Pfizer                                                42,501                 889,547
                                                                     ---------------
Total                                                                      1,719,267
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Alexandria Real Estate Equities                          119                  11,034
AMB Property                                             215                  11,700
AvalonBay Communities                                    150                  14,478
Boardwalk Real Estate Investment Trust                   148(c)                5,479
Boston Properties                                        194                  17,862
Brandywine Realty Trust                                  176                   2,985
Brookfield Properties                                    559                  10,794
Camden Property Trust                                    147                   7,379
Corporate Office Properties Trust                        107                   3,596
Developers Diversified Realty                            151                   6,324
DiamondRock Hospitality                                  270                   3,421
Douglas Emmett                                           398                   8,780
Essex Property Trust                                     140                  15,957
Federal Realty Investment Trust                          229                  17,851
General Growth Properties                                378                  14,428
HCP                                                      362                  12,239
Hersha Hospitality Trust                                 164                   1,481
Highwoods Properties                                     236                   7,333
Home Properties                                          276                  13,245
Host Hotels & Resorts                                    708                  11,271
Kilroy Realty                                             73                   3,585
Kimco Realty                                             221                   8,657
LaSalle Hotel Properties                                  66                   1,896
Liberty Property Trust                                   175                   5,444
Macerich                                                 161                  11,313
Medical Properties Trust                                 404                   4,573
Mid-America Apartment Communities                        241                  12,011
ProLogis                                                 433                  25,487
Public Storage                                           196                  17,370
Rayonier                                                 104                   4,518


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Regency Centers                                          217                 $14,053
Senior Housing Properties Trust                          333                   7,892
Simon Property Group                                     404                  37,537
SL Green Realty                                          107                   8,717
Ventas                                                   228                  10,239
Vornado Realty Trust                                     247                  21,294
                                                                     ---------------
Total                                                                        392,223
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forest City Enterprises Cl A                              72                   2,650
------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                                    1,057                  59,266
Union Pacific                                            501                  62,815
                                                                     ---------------
Total                                                                        122,081
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Intel                                                 16,498                 349,427
MEMC Electronic Materials                                572(b)               40,555
                                                                     ---------------
Total                                                                        389,982
------------------------------------------------------------------------------------

SOFTWARE (0.1%)
Oracle                                                 7,015(b)              137,213
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Abercrombie & Fitch Cl A                                 351                  25,672
AutoNation                                             1,852(b)               27,724
Bed Bath & Beyond                                        696(b)               20,532
Best Buy                                                 811                  33,624
GameStop Cl A                                          1,593(b)               82,374
Gap                                                    1,391                  27,375
Home Depot                                             9,654                 270,023
Lowe's Companies                                       5,817                 133,442
                                                                     ---------------
Total                                                                        620,766
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                  1,388(b)               41,848
Jones Apparel Group                                    2,110                  28,316
Liz Claiborne                                          2,378                  43,161
Nike Cl B                                                400                  27,200
VF                                                       402                  31,159
                                                                     ---------------
Total                                                                        171,684
------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

THRIFTS & MORTGAGE FINANCE (0.2%)
Countrywide Financial                                  2,858                 $15,719
Fannie Mae                                             5,189                 136,575
Freddie Mac                                            3,935                  99,634
MGIC Investment                                        1,665                  17,532
Washington Mutual                                      5,181                  53,364
                                                                     ---------------
Total                                                                        322,824
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                              239                  18,257
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $17,463,870)                                                      $15,588,287
------------------------------------------------------------------------------------

BONDS (60.9%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
FOREIGN AGENCIES (1.2%)(c)
Development Bank of Japan
 (Japanese Yen)
  06-20-14                           1.60%        80,000,000                $833,631
Gaz Capital
 Sr Unsecured
  08-16-37                           7.29            300,000(d)              281,625
Pemex Project Funding Master Trust
  03-01-18                           5.75            200,000(d)              204,076
  06-15-35                           6.63            445,000                 460,520
Petrobras Intl Finance
  03-01-18                           5.88            120,000                 117,412
Petroleos de Venezuela
  04-12-17                           5.25            350,000                 229,600
                                                                     ---------------
Total                                                                      2,126,864
------------------------------------------------------------------------------------

FOREIGN GOVERNMENT (0.3%)(c)
Republica Orient Uruguay
 (Uruguay Peso)
  04-05-27                           4.25          8,072,983(g)              402,025
  06-26-37                           3.70          3,842,884(g)              168,243
                                                                     ---------------
Total                                                                        570,268
------------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (0.3%)(c)
Russian Federation
  03-31-30                           7.50            301,950(d)              347,816
Santa Fe de Bogota
 (Colombian Peso) Sr Unsub
  07-26-28                           9.75        200,000,000(d)               92,502
                                                                     ---------------
Total                                                                        440,318
------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 16 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

SOVEREIGN (9.5%)(c)
Bundesrepublik Deutschland
 (European Monetary Unit)
  01-04-10                           5.38%           465,000                $755,736
  01-04-13                           4.50            345,000                 565,865
  07-04-14                           4.25          1,400,000               2,274,560
  01-04-18                           4.00            130,000                 206,869
  07-04-34                           4.75            135,000                 219,017
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Unsecured
  08-01-17                           5.25            650,000               1,100,334
Federative Republic of Brazil
 Sr Unsecured
  01-17-17                           6.00            500,000                 509,750
  10-14-19                           8.88            270,000                 333,450
Govt of Canada
 (Canadian Dollar)
  09-01-09                           4.25            215,000                 214,135
Govt of Jamaica
 Sr Unsecured
  03-15-39                           8.00            320,000                 302,400
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00             20,000                  15,775
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00            227,000                  46,410
Govt of Sweden
 (Swedish Krona)
  05-05-14                           6.75            400,000                  77,675
Govt of Ukraine
  06-26-12                           6.39            250,000(d)              268,823
Govt of Ukraine
 Sr Unsecured
  11-14-17                           6.75            100,000(d)               98,500
Govt of Ukraine
 Sr Unsub
  11-21-16                           6.58            100,000(d)               99,000
Islamic Republic of Pakistan
  06-01-17                           6.88            150,000(d)              126,563
Merrill Lynch & Co
 (Brazilian Real) Sr Unsecured
  03-08-17                          10.71          1,240,000                 649,769
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-18-14                           9.50          2,000,000                 208,614

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
SOVEREIGN (CONT.)
Morgan Stanley
 (Brazilian Real) Sr Unsecured
  05-03-17                          10.09%         1,050,000(d)             $490,403
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
  05-31-18                           3.44            300,000(d,k)            202,500
Republic of Argentina
  09-12-13                           7.00            425,000                 350,625
  04-17-17                           7.00            280,000                 219,800
  12-15-35                           5.00          1,750,000(h)              210,000
Republic of Argentina
 (Argentine Peso) Sr Unsecured
  06-12-12                          10.50            700,000                 183,437
Republic of Colombia
  01-27-17                           7.38            100,000                 110,400
  09-18-37                           7.38            300,000                 321,750
Republic of Colombia
 (Colombian Peso)
  10-22-15                          12.00        410,000,000                 233,665
  06-28-27                           9.85        157,000,000                  76,823
Republic of El Salvador
 Sr Unsecured
  06-15-35                           7.65            290,000(d)              307,400
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25      5,900,000,000                 563,714
Republic of Indonesia
 Sr Unsecured
  02-17-37                           6.63            400,000(d)              372,000
Republic of Panama
  04-28-34                           8.13            100,000                 118,500
Republic of Panama
 Sr Unsecured
  01-26-36                           6.70            100,000                 101,750
Republic of Peru
 Sr Unsecured
  03-14-37                           6.55            100,000                 103,400
Republic of Philippines
  01-15-16                           8.00            100,000                 114,000
  10-07-16                           8.75            100,000(d)              118,125
  01-15-19                           9.88             70,000                  89,425
  10-21-24                           9.50             90,000                 114,300
  01-14-31                           7.75            600,000                 669,720


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
SOVEREIGN (CONT.)
Republic of Poland
(Polish Zloty)
  03-24-10                           5.75%           231,000                $102,680
Republic of Turkey
  03-15-15                           7.25            200,000                 210,500
  04-03-18                           6.75            400,000                 396,000
  02-05-25                           7.38            150,000                 148,875
  02-14-34                           8.00            180,000                 184,500
  03-17-36                           6.88            580,000                 514,460
Republic of Venezuela
  02-26-16                           5.75            450,000                 353,250
  12-09-20                           6.00            250,000                 177,500
  04-21-25                           7.65            150,000                 120,375
Republic of Venezuela
 Sr Unsecured
  10-08-14                           8.50            330,000                 306,075
Republica Orient Uruguay
 Sr Unsecured
  03-21-36                           7.63            125,000                 126,563
United Kingdom Treasury
 (British Pound)
  09-07-14                           5.00            341,000                 714,368
                                                                     ---------------
Total                                                                     16,500,128
------------------------------------------------------------------------------------

SUPRANATIONAL (0.9%)(c)
European Investment Bank
 (Japanese Yen) Sr Unsecured
  06-20-17                           1.40        151,000,000               1,537,013
  01-18-27                           2.15          7,100,000                  74,153
                                                                     ---------------
Total                                                                      1,611,166
------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (14.3%)
Federal Home Loan Mtge Corp
  07-17-15                           4.38           $330,000                 341,413
  12-14-18                           5.00          2,000,000               1,956,490
  03-15-31                           6.75            250,000                 313,752
Federal Natl Mtge Assn
  01-02-14                           5.13          2,000,000               2,073,660
  11-15-30                           6.63            645,000                 798,103
  07-15-37                           5.63            255,000                 282,058
U.S. Treasury
  02-28-10                           2.00             40,000                  40,278
  02-28-13                           2.75          3,175,000               3,218,656
  02-15-18                           3.50          1,895,000               1,905,955
  02-15-26                           6.00          3,495,000               4,233,319
  05-15-37                           5.00             50,000                  55,934

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury Inflation-Indexed Bond
  01-15-12                           3.38%          $356,568(g)             $401,454
  07-15-12                           3.00          1,173,780(g)            1,315,763
  01-15-14                           2.00          1,941,723(g)            2,103,460
  01-15-15                           1.63          2,044,750(g)            2,169,225
  01-15-17                           2.38          2,616,300(g)            2,920,511
  01-15-18                           1.63            302,220(g)              317,405
  04-15-28                           3.63            326,212(g)              423,074
                                                                     ---------------
Total                                                                     24,870,510
------------------------------------------------------------------------------------

ASSET-BACKED (0.8%)
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75          1,000,000               1,003,920
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           2.74             79,307(i)               78,600
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
  10-25-36                           2.71            400,000(i)              364,188
                                                                     ---------------
Total                                                                      1,446,708
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (3.9%)(f)
Bank of America-First Union NB Commercial Mtge
 Series 2001-3 Cl A1
  04-11-37                           4.89            608,842                 606,943
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
  05-15-19                           5.25             61,950                  62,033
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
  05-15-36                           3.82            849,612                 817,575
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
  07-12-37                           4.39          1,162,683               1,117,222
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79          1,000,000                 990,798
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42            500,000                 480,089
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
  11-12-37                           5.08            443,260                 440,370


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 18 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
Series 2003-T11 Cl A2
  06-13-41                           4.34%          $153,101                $151,564
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10            175,000                 179,427
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94          1,000,000                 980,771
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31          1,000,000                 969,493
                                                                     ---------------
Total                                                                      6,796,285
------------------------------------------------------------------------------------

MORTGAGE-BACKED (17.6%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69            213,460(e)              172,750
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00            305,065                 285,367
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
  10-25-37                           6.00            995,549                 988,510
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                           6.21            269,708(e)              245,407
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           5.98            259,819(e)              233,665
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
  08-25-35                           5.00            472,542                 450,318
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                           6.00            485,496                 448,781


BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50%          $932,885                $732,898
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           3.10            325,994(i)              161,813
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
  12-20-35                           5.61            392,550(e)              278,858
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.35            132,621(e)              116,745
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 2A1
  03-20-36                           5.33            219,180(e)              153,262
Federal Home Loan Mtge Corp
  04-01-38                           6.00          1,000,000(n)            1,025,156
  04-01-38                           6.50          1,000,000(n)            1,037,188
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00            504,323                 500,155
Federal Home Loan Mtge Corp #H01089
  08-01-37                           6.00            908,339                 923,211
Federal Natl Mtge Assn
  04-01-38                           5.50          2,500,000(n)            2,523,241
  04-01-38                           6.50          3,000,000(n)            3,106,640
Federal Natl Mtge Assn #257016
  12-01-37                           7.00            467,018                 490,559
Federal Natl Mtge Assn #702038
  05-01-33                           5.00          1,068,927               1,060,937
Federal Natl Mtge Assn #725594
  07-01-34                           5.50          1,569,096               1,587,954
Federal Natl Mtge Assn #735224
  02-01-35                           5.50          1,021,002               1,034,022
Federal Natl Mtge Assn #745392
  12-01-20                           4.50            740,683                 739,424
Federal Natl Mtge Assn #766641
  03-01-34                           5.00            640,746                 635,582
Federal Natl Mtge Assn #770439
  04-01-34                           6.00             55,439                  56,989



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #804303
  11-01-34                           5.50%        $1,325,541              $1,341,472
Federal Natl Mtge Assn #848482
  12-01-35                           6.00            934,773                 959,273
Federal Natl Mtge Assn #899938
  12-01-37                           7.00          1,582,285               1,662,042
Federal Natl Mtge Assn #915770
  03-01-37                           6.50          1,010,139               1,047,053
Federal Natl Mtge Assn #928860
  11-01-37                           8.00            389,388                 415,958
Federal Natl Mtge Assn #949320
  10-01-37                           7.00          1,170,408               1,229,405
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                           6.48            666,061(j)              135,085
Govt Natl Mtge Assn
  04-01-38                           5.50            500,000(n)              509,492
  04-01-38                           6.00            500,000(n)              515,742
Lehman XS Trust
 Series 2006-16N Cl A1B
  11-25-46                           2.72            524,321(i)              481,285
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00            969,522                 895,623
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50            973,678                 897,381
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11            126,130(e)              121,351
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00          1,200,638               1,170,093
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00            241,400                 225,813
                                                                     ---------------
Total                                                                     30,596,500
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

AEROSPACE & DEFENSE (0.2%)
Alion Science and Technology
  02-01-15                          10.25%          $150,000                 $84,750
L-3 Communications
  01-15-14                           6.13            250,000                 243,750
                                                                     ---------------
Total                                                                        328,500
------------------------------------------------------------------------------------

BANKING (1.8%)
Alfa MTN Markets/ABH Financial
  06-25-12                           8.20            150,000(c,d)            142,688
Banco BMG
 Sr Unsecured
  01-15-16                           9.15            100,000(c,d)             99,750
Banco de Credito del Peru
 Sub Nts
  11-07-21                           6.95            200,000(c,d,i)          214,424
Citigroup
 Sr Unsecured
  03-05-38                           6.88            105,000                 104,717
Citigroup
 Sub Nts
  02-15-17                           5.50            200,000(u)              187,342
KfW
 (Japanese Yen)
  01-20-14                           1.35        128,000,000(c)            1,322,789
Popular North America
  10-01-08                           3.88            350,000                 348,736
Russian Standard Finance
 Sr Unsub
  05-05-11                           8.63            100,000(c,d)             91,025
Temir Capital for JSC TemirBank
  05-21-14                           9.50            300,000(c,d)            332,470
TuranAlem Finance
  01-22-37                           8.25            150,000(c,d)            117,645
UK SPV Credit Finance for JSC
 Commercial Bank Privatbank
 Sr Unsecured
  02-06-12                           8.00            100,000(c,d)             92,128
                                                                     ---------------
Total                                                                      3,053,714
------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 20 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20%          $185,000                $182,470
Nuveen Investments
 Sr Nts
  11-15-15                          10.50             72,000(d)               62,280
                                                                     ---------------
Total                                                                        244,750
------------------------------------------------------------------------------------

BUILDING MATERIALS (0.1%)
Odebrecht Finance
  10-18-17                           7.50            200,000(c,d)            217,184
------------------------------------------------------------------------------------

CHEMICALS (0.1%)
MacDermid
 Sr Sub Nts
  04-15-17                           9.50            150,000(d)              132,750
Momentive Performance
 Pay-in-kind
  12-01-14                          10.13            125,000(l)              108,750
                                                                     ---------------
Total                                                                        241,500
------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
  10-15-16                          11.00            120,000                 101,400
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Jarden
  05-01-17                           7.50            175,000                 153,125
------------------------------------------------------------------------------------

ELECTRIC (1.0%)
Aes Dominicana Energia Finance
  12-13-15                          11.00            200,000(c,d)            191,500
Indiana Michigan Power
 Sr Unsecured
  03-15-37                           6.05            200,000                 176,932
Majapahit Holding
  10-17-16                           7.75            200,000(c,d)            197,000
  06-28-17                           7.25            200,000(c,d)            200,258
Michigan Strategic Fund
  04-01-35                           7.45             50,000(i,m)             50,000
Natl Power
  11-02-16                           6.88            300,000(c,d,u)          306,729
NRG Energy
  01-15-17                           7.38            150,000                 145,875

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ELECTRIC (CONT.)
Ohio Air Quality Development Authority
  11-01-40                           7.81%          $225,000(i,m)           $225,000
Sierra Pacific Power
 Series M
  05-15-16                           6.00            220,000                 216,796
                                                                     ---------------
Total                                                                      1,710,090
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Bertin Ltda
 Sr Unsecured
  10-05-16                          10.25            220,000(c,d)            223,850
Cerveceria Nacional Dominicana
 Sr Unsub
  03-27-12                          16.00            200,000(c,d,i)          196,000
Cott Beverages USA
  12-15-11                           8.00            200,000                 162,000
JBS
  02-07-11                           9.38            100,000(c)               99,750
Marfrig Overseas
  11-16-16                           9.63            120,000(c,d)            114,600
MHP
  11-30-11                          10.25            100,000(c,d)             99,875
                                                                     ---------------
Total                                                                        896,075
------------------------------------------------------------------------------------

GAMING (0.5%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13            175,000                 176,313
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
  06-15-15                          10.25            150,000(d)              105,750
MGM Mirage
  06-01-16                           7.50            150,000                 135,000
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38            190,000(d)              200,450
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00            210,000(d)              205,012
                                                                     ---------------
Total                                                                        822,525
------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  21

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

GAS PIPELINES (0.5%)
Colorado Interstate Gas
 Sr Unsecured
  11-15-15                           6.80%          $635,000                $654,689
TGI Intl
  10-03-17                           9.50            200,000(c,d)            206,500
                                                                     ---------------
Total                                                                        861,189
------------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Community Health Systems
  07-15-15                           8.88            175,000                 175,656
HCA
 Sr Unsecured
  02-15-16                           6.50            300,000                 251,250
Omnicare
 Sr Sub Nts
  06-01-13                           6.13            250,000                 219,375
Select Medical
 Sr Unsecured
  09-15-15                           8.45            150,000(i)              117,000
                                                                     ---------------
Total                                                                        763,281
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.1%)
Connacher Oil and Gas
 Sr Secured
  12-15-15                          10.25            155,000(c,d)            156,163
------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.3%)
TNK-BP Finance
  03-13-18                           7.88            425,000(c,d)            436,654
------------------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Pricoa Global Funding I
 Secured
  10-18-12                           5.40            200,000(d)              207,836
Prudential Financial
 Sr Unsecured
  12-01-37                           6.63            140,000                 136,255
                                                                     ---------------
Total                                                                        344,091
------------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                           8.00            250,000                 243,125
Charter Communications Operating LLC/Capital
 Sr Secured
  04-30-14                           8.38            111,000(d)               99,900

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MEDIA CABLE (CONT.)
Comcast
  03-15-37                           6.45%          $305,000                $287,413
                                                                     ---------------
Total                                                                        630,438
------------------------------------------------------------------------------------

MEDIA NON CABLE (1.3%)
British Sky Broadcasting Group
  02-23-09                           6.88            300,000(c)              307,903
EchoStar DBS
  02-01-16                           7.13            300,000                 279,750
Lamar Media
 Sr Unsecured Series C
  08-15-15                           6.63            300,000                 264,000
LBI Media
 Sr Sub Nts
  08-01-17                           8.50            138,000(d)              120,060
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25            230,000                 193,019
News America
  12-15-35                           6.40            265,000                 257,188
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88            300,000                 183,000
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13            300,000                 275,030
Thomson
 Sr Unsecured
  10-01-14                           5.70            350,000(c)              346,081
                                                                     ---------------
Total                                                                      2,226,031
------------------------------------------------------------------------------------

METALS (0.2%)
Industrias Metalurgicas Pescarmona
 Sr Unsecured
  10-22-14                          11.25            350,000(c,d)            332,500
------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                          11.13            300,000                 168,000
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.1%)
GRUPO KUO
  10-17-17                           9.75            150,000(c,d)            145,688
------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 22 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

OIL FIELD SERVICES (0.2%)
Gaz Capital
 Sr Unsecured
  11-22-16                           6.21%          $100,000(c,d)            $92,500
  03-07-22                           6.51            300,000(c,d)            267,375
Gazstream
  07-22-13                           5.63             70,638(c,d)             70,373
                                                                     ---------------
Total                                                                        430,248
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.2%)
Cardtronics
  08-15-13                           9.25            328,000                 308,320
------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
Baldor Electric
  02-15-17                           8.63            165,000                 163,350
------------------------------------------------------------------------------------

PACKAGING (0.1%)
Vitro
  02-01-17                           9.13            300,000(c)              249,000
------------------------------------------------------------------------------------

PAPER (0.2%)
Georgia-Pacific LLC
  01-15-17                           7.13            175,000(d)              161,875
NewPage
 Sr Secured
  05-01-12                          10.00            116,000                 117,740
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00            125,000                 105,000
                                                                     ---------------
Total                                                                        384,615
------------------------------------------------------------------------------------

RAILROADS (0.3%)
Burlington Northern Sante Fe
  01-15-15                           4.88            100,000                 100,135
CSX
 Sr Unsecured
  11-01-09                           4.88            300,000                 302,897
  04-01-15                           6.25             80,000                  81,125
                                                                     ---------------
Total                                                                        484,157
------------------------------------------------------------------------------------

REITS (--%)
ERP Operating LP
 Sr Unsecured
  06-15-17                           5.75             80,000                  73,150
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

RETAILERS (0.1%)
Kohl's
 Sr Unsecured
  12-15-17                           6.25%          $180,000                $171,403
------------------------------------------------------------------------------------

SUPERMARKETS (0.3%)
Controladora Comerical Mexicana
 (Mexican Peso)
  03-30-27                           8.70          5,100,000(c,d)            486,353
------------------------------------------------------------------------------------

TECHNOLOGY (0.2%)
Communications & Power Inds
  02-01-12                           8.00            150,000                 147,000
SunGard Data Systems
  08-15-13                           9.13            130,000                 131,300
                                                                     ---------------
Total                                                                        278,300
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
  10-15-17                           6.38            200,000(d)              180,720
FedEx
  04-01-09                           3.50            170,000(u)              169,006
                                                                     ---------------
Total                                                                        349,726
------------------------------------------------------------------------------------

WIRELINES (2.0%)
AT&T
 Sr Unsecured
  03-15-11                           6.25              5,000                   5,235
  01-15-38                           6.30            280,000                 269,545
GCI
 Sr Unsecured
  02-15-14                           7.25            300,000                 247,500
Qwest
 Sr Unsecured
  06-15-15                           7.63            275,000                 268,125
Telecom Italia Capital
  11-15-13                           5.25            360,000(c)              336,380
Telefonica Europe
  09-15-10                           7.75            390,000(c)              418,368
TELUS
 Sr Unsecured
  06-01-11                           8.00            880,000(c,u)            957,079
Verizon New York
 Sr Unsecured Series A
  04-01-12                           6.88            603,000(u)              634,177


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  23

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
WIRELINES (CONT.)
:x
Windstream
  03-15-19                           7.00%          $300,000                $261,000
                                                                     ---------------
Total                                                                      3,397,409
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $105,795,644)                                                    $105,567,676
------------------------------------------------------------------------------------

SENIOR LOANS (26.0%)(o)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
AEROSPACE & DEFENSE (0.3%)
TransDigm
 Term Loan
  TBD                                   TBD     $500,000(n,p)                     $467,915
------------------------------------------------------------------------------------------

AUTOMOTIVE (0.7%)
Delphi
 Tranche B Term Loan
  07-01-08                             6.25%     221,393                           217,740
Delphi
 Tranche C Term Loan
  TBD                                   TBD       75,000(n,p)                       73,500
  07-01-08                             6.75       50,000                            49,000
Exide Tech
 Term Loan
  05-18-12                             5.92       49,625                            44,414
Goodyear Engineered Product
 1st Lien Term Loan
  07-31-14                             5.75       43,531                            35,478
Goodyear Engineered Product
 Delayed Draw Term Loan
  07-31-14                             5.21        6,234                             5,081
Mark IV
 Tranche B Term Loan
  06-21-11                        7.08-8.26      448,111                           372,493
Oshkosh Truck
 Tranche B Term Loan
  12-06-13                             4.76      362,843                           339,034
                                                                           ---------------
Total                                                                            1,136,740
------------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Nuveen Investments
 Term Loan
  11-13-14                        5.65-5.70      125,000                           112,563
------------------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)

BUILDING MATERIALS (0.1%)
Nortek
 Tranche B Term Loan
  08-27-11                             5.35%    $291,821                          $249,215
------------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Brenntag
 Acquisition Facility Term Loan
  01-18-14                             5.79        9,818(c)                          8,247
Brenntag
 Tranche B2 Term Loan
  01-18-14                             5.79       40,182(c)                         33,904
Celanese
 Credit Linked Deposit
  04-02-13                             3.12      525,455(c)                        488,673
Hexion Specialty Chemical
 Tranche C5 Term Loan
  05-05-13                             5.00       99,250                            92,427
Huntsman Intl LLC
 Tranche B Term Loan
  04-19-14                             4.43      187,805                           179,707
Invista Canada
 Tranche B2 Term Loan
  04-29-11                             4.20       87,278                            82,914
Invista SARL
 Tranche B1 Term Loan
  04-29-11                             4.20      164,652                           158,066
ISP Chemical
 Term Loan
  06-04-14                        4.69-4.88       24,875                            22,533
Kraton Polymers
 Term Loan
  05-12-13                             6.75       99,492                            82,081
Millennium Chemicals
 1st Lien Term Loan
  05-15-14                             4.95      174,563                           142,268
Rockwood Specialties Group
 Tranche E Term Loan
  12-13-13                             4.74      618,370                           584,940
Univar
 Tranche B Term Loan
  10-10-14                             6.10       99,750(c)                         91,022
                                                                           ---------------
Total                                                                            1,966,782
------------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 24 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)

CONSTRUCTION MACHINERY (0.5%)
Flowserve
 Tranche B Term Loan
  08-10-12                             4.25%    $625,554                          $595,841
Xerium Technologies
 Tranche B Term Loan
  05-30-12                             7.58      267,718                           222,875
                                                                           ---------------
Total                                                                              818,716
------------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.8%)
Amscan
 Term Loan
  05-25-13                        4.86-5.34      163,759                           134,283
Fender Musical Instruments
 Delayed Draw Term Loan
  06-07-08                             6.97       16,667                            14,000
Fender Musical Instruments
 Tranche B Term Loan
  06-09-14                        7.11-7.16       33,167                            27,860
Jarden
 Tranche B Term Loan
  01-24-12                             4.45      328,232                           305,325
Prestige Brands
 Tranche B Term Loan
  04-06-11                        6.97-7.09      272,536                           259,590
Simmons
 Tranche D Term Loan
  12-19-11                        4.94-7.25      417,678                           371,734
Visant
 Tranche C Term Loan
  12-21-11                             6.72      220,865                           209,270
                                                                           ---------------
Total                                                                            1,322,062
------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.5%)
Contech Constructions Products
 Term Loan
  01-31-13                        4.71-5.08      388,246                           331,950
Foamex Intl
 Tranche B 1st Lien Term Loan
  02-12-13                        5.81-7.51      258,750                           207,000
Johnson Diversey
 Delayed Draw Term Loan
  12-16-10                             7.36       55,840                            53,187
Johnson Diversey
 Tranche B Term Loan
  12-16-11                             5.11      170,665                           162,558

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
DIVERSIFIED MANUFACTURING (CONT.)
Maxim Crane Works LP
 Tranche B Term Loan
  06-30-14                        5.11-6.25%     $24,875                           $21,393
New Customer Service
 Term Loan
  05-22-14                        5.49-7.01      149,098                           118,160
                                                                           ---------------
Total                                                                              894,248
------------------------------------------------------------------------------------------

ELECTRIC (1.4%)
ANP Funding I LLC
 Tranche A Term Loan
  07-29-10                             8.18      407,461                           398,497
Bicent Power
 Tranche B 1st Lien Term Loan
  06-30-14                             4.70       14,162                            13,020
Covanta Energy
 1st Lien Credit Linked Deposit
  02-09-14                             4.60      164,948                           151,340
Covanta Energy
 1st Lien Term Loan
  02-09-14                        4.50-6.25      332,539                           305,104
Energy Future Holdings
 Tranche B2 Term Loan
  10-10-14                        6.48-6.60      149,813                           136,361
La Paloma Generating LLC
 2nd Lien Term Loan
  08-16-13                             6.20      500,000                           402,710
LaPaloma Generating LLC
 Term Loan
  08-16-12                        2.60-4.45      474,987                           404,332
LS Power
 2nd Lien Term Loan
  11-01-15                             6.45      484,087                           476,826
NRG Energy
 Credit Linked Deposit
  02-01-13                             6.48       29,284                            27,468
NRG Energy
 Term Loan
  02-01-13                             6.58       60,137                            56,462
Reliant Energy
 Letter of Credit
  06-30-14                             3.00       50,000                            44,844
                                                                           ---------------
Total                                                                            2,416,964
------------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  25

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)

ENTERTAINMENT (1.3%)
24 Hour Fitness
 Tranche B Term Loan
  06-08-12                        5.71-7.22%     $99,746                           $83,786
AMC Entertainment
 Term Loan
  01-26-13                             4.36      533,358                           488,988
Cinemark USA
 Term Loan
  10-05-13                        4.35-6.98      635,618                           569,673
Hit Entertainment
 Term Loan
  06-12-14                             5.07      254,652                           215,181
Regal Cinemas
 Term Loan
  11-10-10                             4.20      695,186                           645,529
Six Flags Premier Parks
 Tranche B Term Loan
  04-30-15                        4.85-5.35       99,500                            80,802
Universal City
 Term Loan
  06-09-11                        4.43-6.01      100,000                            94,000
                                                                           ---------------
Total                                                                            2,177,959
------------------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
 Term Loan
  03-28-14                        4.06-4.59       36,502                            34,632
Allied Waste North America
 Tranche A Credit Linked Deposit
  03-28-14                             0.00       24,745                            23,433
                                                                           ---------------
Total                                                                               58,065
------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.9%)
Constellation Brands
 Tranche B Term Loan
  TBD                                   TBD      724,074(n,p)                      689,377
Dean Foods
 Tranche B Term Loan
  04-02-14                        4.45-4.46      456,744                           422,644
Del Monte
 Tranche B Term Loan
  02-08-12                        4.04-4.83      170,729                           166,887
OSI Group LLC
 Term Loan
  09-15-11                             4.67      335,112                           291,547

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
FOOD AND BEVERAGE (CONT.)
United Agricultural Products
 Term Loan
  06-01-12                             6.68%     $74,811                           $74,437
                                                                           ---------------
Total                                                                            1,644,892
------------------------------------------------------------------------------------------

GAMING (1.2%)
BLB Wembly
 1st Lien Term Loan
  08-23-11                        5.21-5.59      262,024                           170,316
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
  TBD                                   TBD      264,567(n,p,q)                    244,063
  05-18-13                        4.92-6.20      206,693                           190,674
Cannery Casino Resorts LLC
 1st Lien Term Loan
  05-18-12                             5.32      575,846                           531,218
Cannery Casino Resorts LLC
 2nd Lien Term Loan
  05-18-13                             7.32       25,000                            22,500
CCM Merger
 Tranche B 1st Lien Term Loan
  07-13-12                        4.67-5.08      333,688                           293,645
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD       25,000(n,p,q)                     20,375
Fontainebleau Las Vegas
 Tranche B Term Loan
  06-06-14                             6.26       50,000                            40,750
Golden Nugget
 1st Lien Term Loan
  06-30-14                        4.56-5.13       63,636                            54,409
Golden Nugget
 2nd Lien Term Loan
  06-30-14                             5.81       50,000                            36,000
Golden Nugget
 Delayed Draw Term Loan
  TBD                                   TBD       36,364(n,p,q)                     31,091
Greektown Casino LLC
 Tranche B Term Loan
  12-03-12                             7.19       73,851                            62,035
Green Valley Ranch Gaming
 2nd Lien Term Loan
  08-16-14                             6.34      300,000                           230,751


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 26 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
GAMING (CONT.)
Isle of Capri Casinos
Term Loan
  01-18-15                             4.45%     $29,191                           $24,618
Isle of Capri Casinos
 Tranche A Delayed Draw Term Loan
  01-18-15                             4.45        8,801                             7,423
Isle of Capri Casinos
 Tranche B Delayed Draw Term Loan
  01-18-15                             4.45       11,676                             9,847
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
  TBD                                   TBD       20,000(n,p,q)                     17,700
Venetian Casino Resort
 Tranche B Term Loan
  05-23-14                             4.45       79,400                            69,982
                                                                           ---------------
Total                                                                            2,057,397
------------------------------------------------------------------------------------------

GAS PIPELINES (0.2%)
Calumet Lubricants
 Credit Linked Deposit
  01-03-15                             0.00       14,368(q)                         13,578
Calumet Lubricants
 Term Loan
  01-03-15                             7.07      110,356                           100,424
Coffeyville Resources
 Letter of Credit
  06-22-11                             0.00       81,422                            74,298
Coffeyville Resources
 Tranche D Term Loan
  12-28-13                       7.98-10.00      265,544                           242,308
                                                                           ---------------
Total                                                                              430,608
------------------------------------------------------------------------------------------

HEALTH CARE (2.0%)
AGA Medical
 Tranche B Term Loan
  04-28-13                        5.00-7.13      100,000                            90,000
Biomet
 Term Loan
  09-25-13                             5.70       49,750                            47,861
Capella Healthcare
 1st Lien Term Loan
  03-02-15                             6.20      125,000                           118,125
DaVita
 Tranche B1 Term Loan
  10-05-12                        4.21-5.76      780,893                           731,251

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
HEALTH CARE (CONT.)
HCA
 Tranche B Term Loan
  11-17-13                             4.95%    $158,000                          $145,300
inVentiv Health
 Tranche B Term Loan
  10-05-11                             4.45       23,395                            21,055
Inverness Medical
 1st Lien Term Loan
  06-26-14                             4.67       49,625                            43,732
Inverness Medical
 2nd Lien Term Loan
  06-26-15                             6.92      500,000                           428,750
Matria Healthcare
 Tranche B Term Loan
  01-19-12                        4.70-5.08      365,757                           351,127
Psychiatric Solutions
 Term Loan
  07-01-12                        4.45-6.57      149,412                           138,579
Royalty Pharma Finance Trust
 Tranche B Term Loan
  04-16-13                             4.95      525,844                           520,149
Select Medical
 Tranche B Term Loan
  02-24-12                        4.63-6.25       75,000                            65,794
Stiefel Laboratories
 Delayed Draw Term Loan
  12-28-13                             6.69       43,120                            39,779
Stiefel Laboratories
 Term Loan
  12-28-13                             6.69       56,376                            52,007
Surgical Care
 Term Loan
  12-29-14                             4.95       24,813                            20,346
Vanguard Health Systems
 Term Loan
  09-23-11                             4.95      751,052                           692,846
                                                                           ---------------
Total                                                                            3,506,701
------------------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Conseco
 Term Loan
  10-10-13                             4.70      289,571                           225,141
------------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  27

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)

MEDIA CABLE (1.6%)
Cequel Communication
 1st Lien Term Loan
  11-05-13                        5.07-6.65%    $250,000                          $210,848
Charter Communications
 Term Loan
  09-06-14                             5.26      500,000                           422,055
CSC Holdings
 Incremental Term Loan
  03-29-13                             4.75      371,412                           345,499
Discovery Communications
 Tranche B Term Loan
  05-14-14                             4.70      485,000                           445,293
Mediacom Communications
 Tranche D2 Term Loan
  12-31-15                        4.87-4.95      365,069                           321,261
NTL Telewest
 Tranche B4 Term Loan
  09-03-12                             6.06      944,107(c)                        854,416
Telesat
 Tranche 1 Term Loan
  10-31-14                        6.13-7.84       92,126(c)                         85,288
Telesat
 Tranche 2 Term Loan
  TBD                                   TBD        5,354(c,n,p,q)                    4,957
  10-31-14                        6.26-8.79        2,520(c)                          2,333
                                                                           ---------------
Total                                                                            2,691,950
------------------------------------------------------------------------------------------

MEDIA NON CABLE (3.7%)
Advanstar
 1st Lien Term Loan
  05-31-14                             4.92       74,438                            55,456
Advanstar
 2nd Lien Term Loan
  11-30-14                             7.67       25,000                            17,500
CanWest Media
 Tranche D Term Loan
  07-13-14                             5.09       49,625(c)                         45,655
Citadel Communications
 Tranche B Term Loan
  06-12-14                        4.75-6.46       50,000                            40,594
CMP Susquehanna
 Term Loan
  05-05-13                        4.64-5.03      349,081                           263,556

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
MEDIA NON CABLE (CONT.)
Cumulus Media
 Term Loan
  06-11-14                        4.45-4.64%    $441,479                          $374,520
CW Media Holdings
 Tranche B Term Loan
  02-16-15                             5.95      199,000                           185,070
Deluxe Communications
 Tranche A Term Loan
  05-11-13                             4.73       13,924                            11,278
Deluxe Communications
 Tranche B Term Loan
  05-11-13                             4.95      290,596                           235,383
Deluxe Communications
 Tranche C Term Loan
  05-11-13                             4.95       26,478                            21,448
DirecTV Holdings
 Tranche B Term Loan
  04-13-13                             4.20      460,879                           442,760
Emmis Operating
 Tranche B Term Loan
  11-02-13                             4.67      433,873                           356,860
Gate House Media
 Term Loan
  08-28-14                             5.25      700,000                           468,999
Gray Television
 Tranche B Term Loan
  01-19-15                             6.21      369,477                           311,284
Intelsat
 Term Loan
  02-01-14                             5.61      500,000(c)                        497,029
Lodgenet Entertainment
 Term Loan
  04-04-14                             4.70      297,750                           245,272
MediaNews Group
 Tranche C Term Loan
  08-02-13                             4.95      223,599                           165,463
Nielsen Finance VNU
 Term Loan
  08-09-13                             5.35      148,125                           133,149
PanAmSat
 Tranche B2 Term Loan
  08-20-11                             5.61      496,231                           453,432
Penton Media
 1st Lien Term Loan
  02-01-13                             4.95      496,241                           374,662


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 28 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
MEDIA NON CABLE (CONT.)
Penton Media
2nd Lien Term Loan
  02-01-14                             7.70%     $75,000                           $56,438
Quebecor Media
 Tranche B Term Loan
  01-17-13                             7.24      247,475(c)                        229,533
Spanish Broadcasting System
 1st Lien Term Loan
  06-11-12                             4.45      376,782                           312,729
Tribune Company
 Tranche X Term Loan
  06-04-09                             7.40       46,667                            41,132
Tribune
 Tranche B Term Loan
  05-19-14                             5.54       99,250                            66,299
Univision Communications
 Delayed Draw Term Loan
  TBD                                   TBD       26,846(n,p,q)                     21,096
  09-29-14                             4.95       21,476                            16,877
Univision Communications
 Term Loan
  09-29-14                             5.49      751,678                           590,690
Young Broadcasting
 Incremental Term Loan
  11-03-12                        5.25-5.69       17,975                            15,458
Young Broadcasting
 Term Loan
  11-03-12                        5.20-5.69      106,980                            92,002
Zuffa
 Term Loan
  06-19-15                             4.63       24,813                            16,128
                                                                           ---------------
Total                                                                            6,157,752
------------------------------------------------------------------------------------------

METALS (0.3%)
Aleris Intl
 Term Loan
  12-19-13                        4.63-6.25      260,487                           215,832
Algoma Steel
 Term Loan
  07-06-13                             7.33       17,715(c)                         15,545
Edgen Murray
 1st Lien Term Loan
  05-11-14                        5.64-5.82       24,750                            17,325

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
METALS (CONT.)
Edgen Murray
 1st Lien Term Loan
  05-11-14                        5.75-5.82%     $24,875                           $20,460
Edgen Murray
 2nd Lien Term Loan
  05-11-15                             9.32       25,000                            20,000
Mueller Group
 Tranche B Term Loan
  05-24-14                        4.45-4.99       23,424                            21,287
Noranda Aluminum
 Tranche B Term Loan
  05-18-14                             5.07       21,188                            18,645
Novelis Canada
 Term Loan
  07-06-14                             4.70       93,241(c)                         81,975
Novelis
 Term Loan
  07-06-14                             4.70      205,131(c)                        182,310
                                                                           ---------------
Total                                                                              593,379
------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.3%)
Dresser
 Tranche B 1st Lien Term Loan
  05-04-14                        5.20-5.57      464,231                           433,281
Venoco
 Term Loan
  05-07-14                             7.13      100,000                            87,000
                                                                           ---------------
Total                                                                              520,281
------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.4%)
Ameritrade Holding
 Tranche B Term Loan
  12-31-12                             4.21      638,198                           603,231
Asurion
 1st Lien Term Loan
  07-03-14                             6.10      100,000                            84,000
                                                                           ---------------
Total                                                                              687,231
------------------------------------------------------------------------------------------

OTHER INDUSTRY (0.3%)
Baldor Electric
 Term Loan
  01-31-14                        4.44-5.06      506,100                           478,806
------------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  29

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)

PACKAGING (0.6%)
BWAY
 Tranche B Term Loan
  07-17-13                             4.50%    $177,371                          $167,172
Graphic Packaging Intl
 Tranche C Term Loan
  TBD                                   TBD      375,000(n,p)                      341,719
Solo Cup
 Tranche B1 Term Loan
  02-28-11                        6.10-6.62      626,669                           584,106
                                                                           ---------------
Total                                                                            1,092,997
------------------------------------------------------------------------------------------

PAPER (0.8%)
Appleton Papers
 Tranche B Term Loan
  06-05-14                        4.45-6.29       49,625                            44,911
Boise Cascade LLC
 1st Lien Tranche B Term Loan
  02-22-15                             7.50      105,000                           104,921
Georgia-Pacific
 Tranche B Term Loan
  12-20-12                        4.74-6.58      500,000                           463,750
Newpage Corp
 Term Loan
  12-21-14                             6.31      124,688                           122,064
Smurfit Stone Container Enterprises
 Credit Linked Deposit
  TBD                                   TBD      291,100(n,p)                      276,711
Smurfit Stone Container Enterprises
 Tranche B Term Loan
  TBD                                   TBD      326,359(n,p)                      310,178
                                                                           ---------------
Total                                                                            1,322,535
------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Pharmaceutical Tech
 Term Loan
  04-10-14                             4.95      677,835                           560,909
------------------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern Railway
 Tranche B Term Loan
  04-28-13                        4.43-6.59      375,371                           348,156
------------------------------------------------------------------------------------------

REFINING (0.2%)
Western Refining
 Tranche B Term Loan
  05-30-14                             4.99      461,965                           401,331
------------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)

REITS (0.2%)
Capital Automotive
 Tranche B Term Loan
  12-16-10                             4.87%    $367,989                          $342,874
------------------------------------------------------------------------------------------

RESTAURANTS (0.2%)
Buffets
 Letter of Credit
  05-01-13                             4.73      467,094                           251,297
El Pollo Loco
 Tranche B Term Loan
  11-18-11                             5.11      180,945                           148,375
                                                                           ---------------
Total                                                                              399,672
------------------------------------------------------------------------------------------

RETAILERS (2.4%)
Buhrmann
 Tranche D1 Term Loan
  12-30-10                        4.57-4.77      499,890                           489,892
Davids Bridal
 Term Loan
  01-31-14                             4.70      532,530                           452,651
Gregg Appliances
 Term Loan
  07-31-13                             5.34       22,313                            19,858
Jetro Holdings
 Term Loan
  07-02-14                             7.19       48,438                            44,320
Lone Star
 Term Loan
  07-06-14                             5.58       24,813                            19,850
Michaels Stores
 Term Loan
  10-31-13                        4.88-6.00      621,859                           520,496
Neiman Marcus Group
 Term Loan
  04-06-13                             4.76      582,279                           539,022
Pantry
 Delayed Draw Term Loan
  TBD                                   TBD      118,767(n,p,q)                     98,576
  05-15-14                             0.75       50,900                            42,247
Pantry
 Term Loan
  05-15-14                             4.46      589,380                           489,185
Pep Boys-Manny Moe & Jack
 Term Loan
  01-27-11                             5.09      245,829                           233,538


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 30 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
RETAILERS (CONT.)
Rite Aid
Tranche 2 Term Loan
  06-07-14                        4.16-4.62%    $100,000                           $89,800
Sally Holdings
 Tranche B Term Loan
  11-16-13                             5.60      449,996                           415,121
Smart & Final
 Delayed Draw Term Loan
  05-31-14                        5.61-6.89       24,925                            21,684
Smart & Final
 Tranche B Term Loan
  05-31-14                             6.09       36,608                            31,849
Sport Authority
 Term Loan
  05-03-13                        4.95-6.50      456,515                           374,342
Yankee Acquisition
 Term Loan
  02-06-14                        4.61-4.68      257,356                           224,383
                                                                           ---------------
Total                                                                            4,106,814
------------------------------------------------------------------------------------------

SUPERMARKETS (0.3%)
Supervalu
 Tranche B Term Loan
  06-02-12                             4.19      458,015                           439,315
------------------------------------------------------------------------------------------

TECHNOLOGY (0.7%)
Bearingpoint
 Credit Linked Deposit
  05-31-12                             6.67       50,000                            34,500
Bearingpoint
 Term Loan
  05-31-12                        6.60-8.22       49,500                            34,155
Freescale Semiconductor
 Term Loan
  12-02-13                             4.86      296,992                           250,382
Infor Global Solutions
 1st Lien Delayed Draw Term Loan
  07-28-12                             6.45       87,207                            76,524
Infor Global Solutions
 1st Lien Term Loan
  07-28-12                             6.45      167,141                           146,666
Metavante
 Tranche B Term Loan
  11-01-14                             4.99       75,000                            69,750

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
TECHNOLOGY (CONT.)
Reynolds & Reynolds
 1st Lien Term Loan
  10-26-12                             4.68%    $438,983                          $397,281
Sabre
 Term Loan
  09-30-14                             5.24      300,000                           245,916
Verint Systems
 Term Loan
  05-25-14                             6.24       23,462                            19,942
                                                                           ---------------
Total                                                                            1,275,116
------------------------------------------------------------------------------------------

TEXTILE (0.2%)
Levi Strauss & Co
 Term Loan
  03-27-14                             5.33      100,000                            78,875
St. John Knits
 Tranche B Term Loan
  03-18-12                             5.68      100,985                            87,857
William Carter
 Tranche B Term Loan
  07-14-12                        4.40-4.74      277,764                           256,931
                                                                           ---------------
Total                                                                              423,663
------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.4%)
Hertz
 Letter of Credit
  12-21-12                             2.60      110,430                           103,252
Hertz
 Tranche B Term Loan
  12-21-12                        4.32-4.50      633,535                           591,366
                                                                           ---------------
Total                                                                              694,618
------------------------------------------------------------------------------------------

WIRELESS (0.9%)
Cellular South
 Delayed Draw Term Loan
  TBD                                   TBD       87,500(n,p,q)                     80,281
Cellular South
 Tranche B Term Loan
  05-29-14                        4.18-5.75      261,188                           239,640
Centennial Cellular Operating LLC
 Term Loan
  02-09-11                        4.70-5.09      362,697                           343,050
Cricket Communications
 Tranche B Term Loan
  06-16-13                             5.70      656,533                           618,854


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  31

SENIOR LOANS (CONTINUED)
                                   COUPON      PRINCIPAL
BORROWER                            RATE        AMOUNT                            VALUE(A)
WIRELESS (CONT.)
Crown Castle Intl
Term Loan
  03-06-14                             4.20%     $53,379                           $48,415
Hawaiian Telecom
 Tranche C Term Loan
  04-30-12                             4.95       28,180                            21,276
Ntelos
 Tranche B Term Loan
  08-24-11                        4.96-5.27      141,783                           135,049
PAETEC Communications
 Incremental Term Loan
  02-28-13                             5.20       99,750                            92,934
                                                                           ---------------
Total                                                                            1,579,499
------------------------------------------------------------------------------------------

WIRELINES (0.8%)
Alaska Communications System
 Term Loan
  02-01-12                             4.45      400,000                           366,600
Cincinnati Bell
 Term Loan
  08-31-12                        4.58-4.76      610,811                           577,217
Fairpoint Communications
 Tranche B Term Loan
  02-08-12                             6.63      305,000                           303,856
Time Warner Telecom
 Tranche B Term Loan
  01-07-13                             4.71      225,838                           208,900
                                                                           ---------------
Total                                                                            1,456,573
------------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $49,371,869)                                                            $45,059,439
------------------------------------------------------------------------------------------

MUNICIPAL NOTES (2.4%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(R,S,T)                        YIELD        MATURITY                   VALUE(A)
Bay Area Toll Authority
Revenue Bonds
San Francisco Bay Area
V.R.D.N. Series 2003C AMBAC
(Landesbank Baden-Wurttm) AMBAC
  04-01-37                           5.50%        $1,000,000              $1,000,000

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(R,S,T)                        YIELD        MATURITY                   VALUE(A)
City of Cleveland
 Refunding Certificate of Participation
 Cleveland Stadium Project
 V.R.D.N. Series 2007 AMBAC
  11-15-27                           9.50%        $1,000,000(m)           $1,000,000
Kansas State Department of Transportation
 Refunding Revenue Bonds
 V.R.D.N. Series 2003C-1 FSA
  09-01-14                           9.90            505,000(m)              505,000
Lancaster County Hospital Authority #1
 Revenue Bonds
 BryanLGH Medical Center Project
 V.R.D.N. Series 2002 (U.S. Bank) AMBAC
  06-01-18                           6.00          1,100,000               1,100,000
Sarasota County Public Hospital District
 Revenue Bonds
 Sarasota Memorial Hospital Project
 V.R.D.N. Series 2007B AMBAC
  07-01-37                           7.08            475,000(m)              475,000
------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $4,080,000)                                                        $4,080,000
------------------------------------------------------------------------------------

MONEY MARKET FUND (7.4%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  12,841,714(v)          $12,841,714
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $12,841,714)                                                      $12,841,714
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $189,553,097)(w)                                                 $183,137,116
====================================================================================


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

 32 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2008



                                   NUMBER OF                                            UNREALIZED
                                   CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION              LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                  8              $950,375      June 2008             $(517)
U.S. Treasury Note, 2-year               6             1,287,938      June 2008             6,784
U.S. Treasury Note, 5-year             (14)           (1,599,281)     June 2008            (5,030)
U.S. Treasury Note, 10-year           (128)          (15,226,001)     June 2008          (245,429)
----------------------------------------------------------------------------------------------------
Total                                                                                   $(244,192)
----------------------------------------------------------------------------------------------------



CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2008



                                                                                    NOTIONAL     PREMIUM
                        REFERENCED       BUY/SELL    PAY/RECEIVE    EXPIRATION     PRINCIPAL       PAID       UNREALIZED
COUNTERPARTY              ENTITY        PROTECTION   FIXED RATE        DATE          AMOUNT     (RECEIVED)   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group  CDX North America     Sell          .60%      Dec. 20, 2012   $1,500,000    $25,901       $(30,593)
                     Investment Grade
                     Index
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley       CDX North America     Sell          .60       Dec. 20, 2012    3,000,000     39,691        (72,758)
                     Investment Grade
                     Index
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         $(103,351)
-------------------------------------------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  33

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2008



                               CURRENCY TO BE        CURRENCY TO BE        UNREALIZED        UNREALIZED
EXCHANGE DATE                    DELIVERED              RECEIVED          APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------------
April 9, 2008                             1,000                  912            $--                 (2)
                             Austrialian Dollar          U.S. Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                           760,000              687,393             --             (6,644)
                             Austrialian Dollar          U.S. Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                         4,479,000               44,480             --               (473)
                                   Japanese Yen          U.S. Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                        32,030,000              310,480             --            (10,987)
                                   Japanese Yen          U.S. Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                        67,026,000              657,656             --            (15,045)
                                   Japanese Yen          U.S. Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                         3,814,000              618,368             --            (23,250)
                                  Swedish Krona          U.S. Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                         6,457,000            1,051,951             --            (34,292)
                                  Swedish Krona          U.S. Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                           353,739              363,000             --                (76)
                                    U.S. Dollar      Canadian Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                           689,790              704,000             --             (3,991)
                                    U.S. Dollar      Canadian Dollar
--------------------------------------------------------------------------------------------------------
April 9, 2008                           694,676              687,000             --             (2,854)
                                    U.S. Dollar          Swiss Franc
--------------------------------------------------------------------------------------------------------
April 9, 2008                         1,659,357              839,000          4,585                 --
                                    U.S. Dollar        British Pound
--------------------------------------------------------------------------------------------------------
April 9, 2008                            33,713               17,000              2                 --
                                    U.S. Dollar        British Pound
--------------------------------------------------------------------------------------------------------
April 9, 2008                             5,960                3,000             --                 (6)
                                    U.S. Dollar        British Pound
--------------------------------------------------------------------------------------------------------
April 9, 2008                            25,968               13,000             --               (186)
                                    U.S. Dollar        British Pound
--------------------------------------------------------------------------------------------------------
Total                                                                        $4,587           $(97,806)
--------------------------------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2008, the value of foreign securities represented 19.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $9,517,198 or 5.5% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

--------------------------------------------------------------------------------

 34 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the GDP level of the previous year. To the extent that the previous year's GDP exceeds the 'base case GDP' an interest payment is made equal to
     0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2008.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2008, is as follows:

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  35

                                                   ACQUISITION
SECURITY                                              DATES               COST
---------------------------------------------------------------------------------
City of Cleveland
  Cleveland Stadium Project
  V.R.D.N. Series 2007 AMBAC
  9.50% 2027                                        02-29-08           $1,000,000
Kansas State Department of Transportation
  V.R.D.N. Series 2003C-1 FSA
  9.90% 2014                                        03-25-08              505,000
Michigan Strategic Fund
  7.45% 2035                                        02-27-08               50,000
Ohio Air Quality Development Authority
  7.81% 2040                                        02-28-08              225,000
Sarasota County Public Hospital District
  Sarasota Memorial Hospital Project
  V.R.D.N. Series 2007B AMBAC
  7.08% 2037                                        02-20-08              475,000


(n) At March 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,331,241. See Note 1 to the financial statements.

(o) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q) At March 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------------------
Calumet Lubricants                                                   $13,814
Cannery Casino Resorts LLC                                           257,104
Cellular South                                                        85,787
Fontainebleau Las Vegas                                               24,938
Golden Nugget                                                         36,364
Pantry                                                               114,608
Telesat                                                                5,286
Univision Communications                                              26,818
Venetian Casino Resort                                                20,000
-----------------------------------------------------------------------------
Total                                                               $584,719
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 36 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

(r) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2008.

(s) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:


ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation



(t)  The following abbreviations may be used in the portfolio descriptions:



A.M.T. -- Alternative Minimum Tax
B.A.N. -- Bond Anticipation Note
C.P.   -- Commercial Paper
R.A.N. -- Revenue Anticipation Note
T.A.N. -- Tax Anticipation Note
T.R.A.N. -- Tax & Revenue Anticipation Note
V.R.   -- Variable Rate
V.R.D.B. -- Variable Rate Demand Bond
V.R.D.N. -- Variable Rate Demand Note


(u) At March 31, 2008, investments in securities included securities valued at $400,348 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(v)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(w) At March 31, 2008, the cost of securities for federal income tax purposes was approximately $189,553,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $2,688,000
Unrealized depreciation                                             (9,104,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(6,416,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  37

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and


(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------

 38 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $176,711,383)          $170,295,402
   Affiliated money market fund (identified cost
      $12,841,714)                                                12,841,714
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $189,553,097)                                                 183,137,116
Cash                                                                 403,685
Foreign currency holdings (identified cost $165,236)                 168,079
Capital shares receivable                                            277,670
Dividends and accrued interest receivable                          1,538,923
Receivable for investment securities sold                          1,851,918
Unrealized appreciation on forward foreign currency
   contracts                                                           4,587
----------------------------------------------------------------------------
Total assets                                                     187,381,978
----------------------------------------------------------------------------
LIABILITIES
Premiums received on outstanding credit default swap
   contracts                                                          65,592
Dividends payable to shareholders                                     79,004
Capital shares payable                                               328,513
Payable for investment securities purchased                        1,912,655
Payable for securities purchased on a forward-commitment
   basis                                                          11,331,241
Variation margin payable                                              32,500
Unrealized depreciation on forward foreign currency
   contracts                                                          97,806
Unrealized depreciation on swap contracts                            103,351
Accrued investment management services fee                             7,810
Accrued distribution fee                                              21,274
Accrued transfer agency fee                                            1,010
Accrued administrative services fee                                      994
Other accrued expenses                                                52,276
----------------------------------------------------------------------------
Total liabilities                                                 14,034,026
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $173,347,952
============================================================================


--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  39

MARCH 31, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    184,556
Additional paid-in capital                                       181,185,770
Excess of distributions over net investment income                  (319,789)
Accumulated net realized gain (loss)                                (859,056)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (6,843,529)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $173,347,952
============================================================================


Net assets applicable to outstanding
   shares:                                  Class A                            $152,061,555
                                            Class B                            $ 16,625,327
                                            Class C                            $  4,661,070
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)    16,189,266    $       9.39
                                            Class B shares        1,769,757    $       9.39
                                            Class C shares          496,552    $       9.39
-------------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $9.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 40 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                       $   151,007
Interest                                                          4,212,121
Income distributions from affiliated money market fund              371,239
   Less foreign taxes withheld                                      (12,760)
---------------------------------------------------------------------------
Total income                                                      4,721,607
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  425,682
Distribution fee
   Class A                                                          173,750
   Class B                                                           60,907
   Class C                                                           18,059
Transfer agency fee
   Class A                                                           49,030
   Class B                                                            4,833
   Class C                                                            1,357
Administrative services fee                                          54,178
Compensation of board members                                         1,453
Custodian fees                                                       45,228
Printing and postage                                                 13,144
Registration fees                                                    59,940
Professional fees                                                     9,650
Other                                                                 3,127
---------------------------------------------------------------------------
Total expenses                                                      920,338
   Earnings and bank fee credits on cash balances                    (1,762)
---------------------------------------------------------------------------
Total net expenses                                                  918,576
---------------------------------------------------------------------------
Investment income (loss) -- net                                   3,803,031
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                            375,699
   Foreign currency transactions                                   (165,752)
   Futures contracts                                               (914,130)
   Swap transactions                                                 36,862
---------------------------------------------------------------------------
Net realized gain (loss) on investments                            (667,321)
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (6,429,921)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (7,097,242)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(3,294,211)
===========================================================================


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS




                                                      SIX MONTHS ENDED
                                                       MARCH 31, 2008       YEAR ENDED
                                                        (UNAUDITED)       SEPT. 30, 2007*
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                         $  3,803,031       $  1,561,015
Net realized gain (loss) on investments                     (667,321)         (162,598)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                      (6,429,921)         (323,111)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (3,294,211)         1,075,306
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (3,812,610)       (1,492,545)
      Class B                                               (285,077)          (53,810)
      Class C                                                (85,123)          (15,080)
   Net realized gain
      Class A                                                (35,621)                --
      Class B                                                 (2,941)                --
      Class C                                                   (926)                --
-----------------------------------------------------------------------------------------
Total distributions                                       (4,222,298)       (1,561,435)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         57,493,474         64,012,571
   Class B shares                                         11,046,354          7,855,250
   Class C shares                                          2,770,318          2,340,748
Reinvestment of distributions at net asset value
   Class A shares                                          2,291,677            494,993
   Class B shares                                            268,026             47,707
   Class C shares                                             71,965             11,958
Payments for redemptions
   Class A shares                                        (12,724,215)       (2,181,462)
   Class B shares                                         (1,255,999)         (765,163)
   Class C shares                                           (293,632)          (79,569)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           59,667,968         71,737,033
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   52,151,459         71,250,904
Net assets at beginning of period                        121,196,493         49,945,589**
-----------------------------------------------------------------------------------------
Net assets at end of period                             $173,347,952       $121,196,493
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                    $   (319,789)      $     59,990
-----------------------------------------------------------------------------------------


 * For the period from May 17, 2007 (when the shares became publicly available) to Sept. 30, 2007
** Initial capital of $50,000,000 was contributed on May 10, 2007. The Fund had a decrease in net assets resulting from operations of $54,411 during the period from May 10, 2007 to May 17, 2007 (when the shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 42 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

(UNAUDITED AS TO MARCH 31, 2008)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Strategic Income Allocation Fund (the Fund) is a series of RiverSource Strategic Allocation Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategic Allocation Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in high yield bonds, emerging markets bonds, bank loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts and U.S. and international equity securities. On May 10, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager), invested $50,000,000 in the Fund (4,998,000 shares for Class A, 1,000 shares for Class B and 1,000 shares for Class C), which represented the initial capital for each class at $10 per share. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership interest in invested initial capital in the Fund to the Investment Manager. Shares of the Fund were first offered to the public on May 17, 2007.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.


At March 31, 2008, the Investment Manager owned approximately 27% of the total outstanding Fund shares.


All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  43

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES


At March 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2008 was $2,255,000 representing 1.3% of net assets. These securities may be valued at fair


--------------------------------------------------------------------------------

 44 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS


Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2008, the Fund has entered into outstanding when-issued securities of $9,039,280 and other forward-commitments of $2,291,961.



The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Portfolio of Investments." At March 31, 2008, the Fund has entered into unfunded loan commitments of $584,719.



The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.


OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT 45 loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.


Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended March 31, 2008, the Fund had no outstanding option contracts.


FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS


Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2008, foreign currency holdings consisted of multiple denominations.


The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S.

--------------------------------------------------------------------------------

 46 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At March 31, 2008, the Fund had no outstanding forward sale commitments.

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT 47 the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain
(loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and

--------------------------------------------------------------------------------

 48 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT


On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Oct. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.


DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.55% to

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  49

0.475% annually as the Fund's assets increase. The management fee for the six months ended March 31, 2008 was 0.55% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended March 31, 2008 was 0.07% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2008, other expenses paid to this company were $318.


Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $230,261 for Class A, $936 for Class B and $620 for Class C for the six months ended March 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded

--------------------------------------------------------------------------------

 50 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.16% for Class A, 1.92% for Class B and 1.91% for Class C of the Fund's average daily net assets until Sept. 30, 2008, unless sooner terminated at the discretion of the Board. For the six months ended March 31, 2008, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the six months ended March 31, 2008, the Fund's custodian and transfer agency fees were reduced by $1,762 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $172,874,598 and $109,992,003, respectively, for the six months ended March 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED MARCH 31, 2008
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        5,923,447       238,099       (1,323,622)        4,837,924
Class B                        1,143,667        27,879         (131,021)        1,040,525
Class C                          286,324         7,489          (30,421)          263,392
----------------------------------------------------------------------------------------------

                                                PERIOD ENDED SEPT. 30, 2007*
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        6,525,987        50,596         (223,241)        6,353,342
Class B                          801,332         4,874          (77,974)          728,232
Class C                          239,070         1,223           (8,133)          232,160
----------------------------------------------------------------------------------------------


 * For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  51

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $67,475,188 and $77,712,523, respectively, for the six months ended March 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended March 31, 2008.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $27,193 at Sept. 30, 2007, that if not offset by capital gains will expire in 2015. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of

--------------------------------------------------------------------------------

 52 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  53

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,          2008(K)         2007(B)
Net asset value, beginning of period      $9.84          $9.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .24            .18
Net gains (losses) (both realized and
 unrealized)                               (.42)          (.15)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.18)           .03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.27)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.39          $9.84
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $152           $112
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.11%(f)       1.27%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.11%(f)       1.16%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              5.00%(f)       5.12%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     76%            70%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (1.86%)(j)       .40%(j)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.

(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 54 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,          2008(K)         2007(B)
Net asset value, beginning of period      $9.84          $9.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .20            .16
Net gains (losses) (both realized and
 unrealized)                               (.42)          (.15)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.22)           .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.23)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.39          $9.84
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $17             $7
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.89%(f)       2.09%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.89%(f)       1.92%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.21%(f)       4.42%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     76%            70%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (2.23%)(j)       .13%(j)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.

(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  55

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED SEPT. 30,          2008(K)         2007(B)
Net asset value, beginning of period      $9.84          $9.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .20            .15
Net gains (losses) (both realized and
 unrealized)                               (.42)          (.15)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.22)            --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.23)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.39          $9.84
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $2
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.88%(f)       2.06%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.88%(f)       1.92%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.21%(f)       4.21%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     76%            70%
-----------------------------------------------------------------------------------------------------------
Total return(i)                          (2.23%)(j)       .10%(j)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.

(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended March 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 56 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2008 SEMIANNUAL REPORT  57

     RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND


     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS


                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6288 A (5/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategic Allocation Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 4, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date June 4, 2008